UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-09525
Rydex Dynamic Funds
(Exact name of registrant as specified in charter)
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code: 301-296-5100
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 59.7%
Information Technology - 11.6%
Apple, Inc.*	4,770	$1,818,229
International Business Machines Corp.	6,143	1,075,209
Microsoft Corp.	38,352	954,581
Google, Inc. — Class A	1,299	668,180
Oracle Corp.	20,325	584,140
Intel Corp.	27,010	576,123
Cisco Systems, Inc.	28,295	438,290
QUALCOMM, Inc.	8,638	420,066
Hewlett-Packard Co.	10,668	239,497
Visa, Inc.	2,633	225,701
EMC Corp.	10,625	223,019
Accenture plc — Class A	3,315	174,634
eBay, Inc.*	5,899	173,961
Mastercard, Inc. — Class A	548	173,804
Texas Instruments, Inc.	5,943	158,381
Automatic Data Processing, Inc.	2,519	118,771
Dell, Inc.	7,977	112,875
Corning, Inc.	8,086	99,943
Cognizant Technology Solutions Corp. — Class A*	1,566	98,188
Yahoo!, Inc.*	6,495	85,474
Broadcom Corp. — Class A	2,478	82,493
Salesforce.com, Inc.*	700	79,996
Intuit, Inc.	1,568	74,386
Applied Materials, Inc.	6,778	70,152
Motorola Solutions, Inc.	1,553	65,071
NetApp, Inc.*	1,892	64,214
Symantec Corp.*	3,857	62,869
Adobe Systems, Inc.*	2,540	61,392
Citrix Systems, Inc.*	971	52,949
Altera Corp.	1,669	52,624
Motorola Mobility Holdings, Inc.*	1,345	50,814
Xerox Corp.	7,222	50,337
SanDisk Corp.*	1,230	49,630
Western Union Co.	3,229	49,371
Analog Devices, Inc.	1,543	48,219
Juniper Networks, Inc.*	2,738	47,258
Teradata Corp.*	870	46,571
Paychex, Inc.	1,660	43,774
Red Hat, Inc.*	993	41,964
NVIDIA Corp.*	3,109	38,862
CA, Inc.	1,947	37,791
Xilinx, Inc.	1,367	37,510
Fiserv, Inc.*	728	36,961
Amphenol Corp. — Class A	874	35,633
Electronic Arts, Inc.*	1,715	35,072
BMC Software, Inc.*	903	34,820
KLA-Tencor Corp.	859	32,883
Autodesk, Inc.*	1,177	32,697
Linear Technology Corp.	1,176	32,516
Fidelity National Information Services, Inc.	1,275	31,008
Western Digital Corp.*	1,196	30,761
Microchip Technology, Inc.	979	30,457
F5 Networks, Inc.*	415	29,486
Micron Technology, Inc.*	5,160	26,006
VeriSign, Inc.	856	24,490
Computer Sciences Corp.	800	21,480
Harris Corp.	616	21,049
FLIR Systems, Inc.	820	20,541
Akamai Technologies, Inc.*	948	18,846
SAIC, Inc.*	1,421	16,782
Jabil Circuit, Inc.	937	16,669
LSI Corp.*	2,950	15,281
Advanced Micro Devices, Inc.*	2,983	15,154
Molex, Inc.	704	14,340
Total System Services, Inc.	846	14,323
JDS Uniphase Corp.*	1,170	11,665
Lexmark International, Inc. — Class A*	408	11,028
Teradyne, Inc.*	958	10,548
Novellus Systems, Inc.*	358	9,759
Compuware Corp.*	1,124	8,610
Tellabs, Inc.	1,880	8,065
MEMC Electronic Materials, Inc.*	1,180	6,183
Monster Worldwide, Inc.*	660	4,739

Total Information Technology		10,285,165

Financials - 8.1%
Wells Fargo & Co.	27,157	655,027
Berkshire Hathaway, Inc. — Class B	9,048	642,770
JPMorgan Chase & Co.	20,056	604,087
Citigroup, Inc.	15,007	384,479
Bank of America Corp.	52,128	319,023
Goldman Sachs Group, Inc.	2,602	246,019
American Express Co.	5,342	239,856
U.S. Bancorp	9,880	232,575
Simon Property Group, Inc.	1,510	166,070
MetLife, Inc.	5,440	152,374
PNC Financial Services Group, Inc.	2,710	130,595
Bank of New York Mellon Corp.	6,341	117,879
Prudential Financial, Inc.	2,500	117,150
ACE Ltd.	1,733	105,020
Travelers Companies, Inc.	2,150	104,770
Morgan Stanley	7,638	103,113
Capital One Financial Corp.	2,358	93,448
Chubb Corp.	1,471	88,245
CME Group, Inc. — Class A	344	84,762
Aflac, Inc.	2,400	83,880
State Street Corp.	2,588	83,230
Public Storage	730	81,285
Equity Residential	1,528	79,257
BB&T Corp.	3,583	76,425
BlackRock, Inc. — Class A	513	75,929
Marsh & McLennan Companies, Inc.	2,786	73,940
HCP, Inc.	2,093	73,381
Ventas, Inc.	1,480	73,112
Franklin Resources, Inc.	750	71,730
Vornado Realty Trust	950	70,889
Aon Corp.	1,680	70,526
Boston Properties, Inc.	754	67,181
Discover Financial Services	2,806	64,370
T. Rowe Price Group, Inc.	1,319	63,009

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Financials - 8.1% (continued)
Allstate Corp.	2,657	$62,944
Charles Schwab Corp.	5,540	62,436
Progressive Corp.	3,285	58,342
ProLogis, Inc.	2,356	57,133
Loews Corp.	1,598	55,211
AvalonBay Communities, Inc.	480	54,744
SunTrust Banks, Inc.	2,757	49,488
American International Group, Inc.*	2,250	49,388
Ameriprise Financial, Inc.	1,214	47,783
Fifth Third Bancorp	4,730	47,773
M&T Bank Corp.	650	45,435
IntercontinentalExchange, Inc.*	378	44,702
Northern Trust Corp.	1,240	43,375
Weyerhaeuser Co.	2,771	43,089
Health Care REIT, Inc.	910	42,588
Host Hotels & Resorts, Inc.	3,634	39,756
Hartford Financial Services Group, Inc.	2,290	36,961
Principal Financial Group, Inc.	1,612	36,544
Invesco Ltd.	2,319	35,968
SLM Corp.	2,645	32,930
Unum Group	1,561	32,719
XL Group plc — Class A	1,690	31,772
Moody’s Corp.	1,038	31,607
Kimco Realty Corp.	2,096	31,503
NYSE Euronext	1,350	31,374
KeyCorp	4,900	29,057
Plum Creek Timber Company, Inc.	836	29,018
Lincoln National Corp.	1,586	24,789
Comerica, Inc.	1,030	23,659
Leucadia National Corp.	1,018	23,088
CBRE Group, Inc. — Class A*	1,668	22,451
People’s United Financial, Inc.	1,938	22,093
Cincinnati Financial Corp.	839	22,091
Regions Financial Corp.	6,477	21,568
Huntington Bancshares, Inc.	4,438	21,302
Torchmark Corp.	541	18,859
Assurant, Inc.	486	17,399
Legg Mason, Inc.	674	17,329
Hudson City Bancorp, Inc.	2,708	15,327
NASDAQ OMX Group, Inc.*	656	15,180
Genworth Financial, Inc. — Class A	2,524	14,488
Apartment Investment & Management Co. — Class A	620	13,714
Zions Bancorporation	946	13,310
E*Trade Financial Corp.*	1,308	11,916
Federated Investors, Inc. — Class B	477	8,362
First Horizon National Corp.	1,360	8,106
Janus Capital Group, Inc.	955	5,730

Total Financials		7,199,807

Health Care - 7.2%
Johnson & Johnson	14,098	898,184
Pfizer, Inc.	40,133	709,551
Merck & Company, Inc.	15,845	518,290
Abbott Laboratories	8,008	409,529
Bristol-Myers Squibb Co.	8,778	275,454
Amgen, Inc.	4,753	261,177
UnitedHealth Group, Inc.	5,536	255,320
Eli Lilly & Co.	5,240	193,723
Medtronic, Inc.	5,432	180,560
Baxter International, Inc.	2,920	163,929
Gilead Sciences, Inc.	3,968	153,958
Celgene Corp.*	2,360	146,131
Allergan, Inc.	1,580	130,160
WellPoint, Inc.	1,855	121,094
Biogen Idec, Inc.*	1,249	116,344
Covidien plc	2,538	111,926
Thermo Fisher Scientific, Inc.*	1,964	99,457
Express Scripts, Inc. — Class A*	2,512	93,120
Medco Health Solutions, Inc.	1,983	92,983
McKesson Corp.	1,267	92,111
Becton Dickinson and Co.	1,119	82,045
Stryker Corp.	1,698	80,027
Cardinal Health, Inc.	1,773	74,253
Intuitive Surgical, Inc.	201	73,220
Aetna, Inc.	1,918	69,719
Humana, Inc.	858	62,402
St. Jude Medical, Inc.	1,698	61,451
CIGNA Corp.	1,390	58,297
Agilent Technologies, Inc.*	1,789	55,906
Zimmer Holdings, Inc.*	980	52,430
AmerisourceBergen Corp. — Class A	1,385	51,619
Cerner Corp.*	748	51,253
Boston Scientific Corp.*	7,870	46,512
Watson Pharmaceuticals, Inc.*	647	44,158
Forest Laboratories, Inc.*	1,412	43,475
Edwards Lifesciences Corp.*	591	42,126
Laboratory Corporation of America Holdings*	521	41,185
Quest Diagnostics, Inc.	810	39,982
CR Bard, Inc.	450	39,393
Mylan, Inc.*	2,193	37,281
Life Technologies Corp.*	931	35,778
Waters Corp.*	468	35,329
Cephalon, Inc.*	400	32,280
Hospira, Inc.*	848	31,376
Varian Medical Systems, Inc.*	600	31,296
DaVita, Inc.*	480	30,082
CareFusion Corp.*	1,150	27,543
DENTSPLY International, Inc.	730	22,404
Coventry Health Care, Inc.*	760	21,896
Patterson Companies, Inc.	481	13,771
PerkinElmer, Inc.	578	11,103
Tenet Healthcare Corp.*	2,436	10,061

Total Health Care		6,432,654

Consumer Staples - 7.0%
Procter & Gamble Co.	14,134	892,986
Coca-Cola Co.	11,815	798,221
Philip Morris International, Inc. — Class A	9,035	563,603
PepsiCo, Inc.	8,140	503,866
Wal-Mart Stores, Inc.	9,042	469,280
Kraft Foods, Inc. — Class A	9,085	305,074

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Consumer Staples - 7.0% (continued)
Altria Group, Inc.	10,654	$285,634
CVS Caremark Corp.	6,918	232,306
Colgate-Palmolive Co.	2,502	221,877
Costco Wholesale Corp.	2,253	185,016
Walgreen Co.	4,657	153,169
Kimberly-Clark Corp.	2,010	142,730
General Mills, Inc.	3,328	128,028
Archer-Daniels-Midland Co.	3,476	86,240
HJ Heinz Co.	1,650	83,292
Sysco Corp.	3,050	78,995
Lorillard, Inc.	712	78,818
Mead Johnson Nutrition Co. — Class A	1,049	72,203
Kroger Co.	3,110	68,296
Kellogg Co.	1,280	68,083
Reynolds American, Inc.	1,740	65,215
Whole Foods Market, Inc.	808	52,771
ConAgra Foods, Inc.	2,130	51,589
Estee Lauder Companies, Inc. — Class A	580	50,947
Sara Lee Corp.	3,030	49,541
Hershey Co.	796	47,155
Clorox Co.	676	44,839
Avon Products, Inc.	2,218	43,473
Dr Pepper Snapple Group, Inc.	1,116	43,279
Beam, Inc.	790	42,723
JM Smucker Co.	586	42,714
Coca-Cola Enterprises, Inc.	1,641	40,828
Brown-Forman Corp. — Class B	519	36,403
Molson Coors Brewing Co. — Class B	838	33,193
McCormick & Company, Inc.	678	31,297
Campbell Soup Co.	925	29,942
Safeway, Inc.	1,800	29,934
Tyson Foods, Inc. — Class A	1,525	26,474
Hormel Foods Corp.	718	19,400
Constellation Brands, Inc. — Class A*	953	17,154
Dean Foods Co.*	946	8,391
SUPERVALU, Inc.	1,088	7,246

Total Consumer Staples		6,232,225

Energy - 6.9%
Exxon Mobil Corp.	25,010	1,816,476
Chevron Corp.	10,300	952,956
ConocoPhillips	7,063	447,229
Schlumberger Ltd.	6,941	414,586
Occidental Petroleum Corp.	4,176	298,584
Anadarko Petroleum Corp.	2,558	161,282
Apache Corp.	1,970	158,073
Halliburton Co.	4,730	144,360
Devon Energy Corp.	2,142	118,753
National Oilwell Varco, Inc.	2,183	111,813
Baker Hughes, Inc.	2,243	103,537
EOG Resources, Inc.	1,378	97,852
Chesapeake Energy Corp.	3,400	86,870
Spectra Energy Corp.	3,348	82,126
Hess Corp.	1,560	81,838
Marathon Oil Corp.	3,671	79,220
Williams Companies, Inc.	3,033	73,823
El Paso Corp.	3,958	69,186
Noble Energy, Inc.	908	64,286
Southwestern Energy Co.*	1,793	59,761
Cameron International Corp.*	1,260	52,340
Valero Energy Corp.	2,940	52,273
Marathon Petroleum Corp.	1,832	49,574
Range Resources Corp.	829	48,463
Peabody Energy Corp.	1,392	47,161
FMC Technologies, Inc.*	1,230	46,248
Murphy Oil Corp.	990	43,718
Equities Corp.	768	40,981
Consol Energy, Inc.	1,166	39,562
Pioneer Natural Resources Co.	601	39,528
Noble Corp.	1,293	37,950
Cabot Oil & Gas Corp.	540	33,431
Newfield Exploration Co.*	681	27,029
QEP Resources, Inc.	910	24,634
Denbury Resources, Inc.*	2,068	23,782
Helmerich & Payne, Inc.	551	22,371
Alpha Natural Resources, Inc.*	1,165	20,609
Rowan Companies, Inc.*	658	19,865
Diamond Offshore Drilling, Inc.	358	19,597
Sunoco, Inc.	627	19,443
Nabors Industries Ltd.*	1,478	18,120
Tesoro Corp.	740	14,408

Total Energy		6,163,698

Consumer Discretionary - 6.3%
McDonald’s Corp.	5,307	466,061
Amazon.com, Inc.*	1,870	404,350
Comcast Corp. — Class A	14,141	295,547
Walt Disney Co.	9,547	287,938
Home Depot, Inc.	8,046	264,472
Ford Motor Co.*	19,548	189,029
News Corp. — Class A	11,758	181,896
Target Corp.	3,473	170,316
NIKE, Inc. — Class B	1,954	167,087
Time Warner, Inc.	5,374	161,059
DIRECTV — Class A*	3,798	160,466
Starbucks Corp.	3,838	143,119
Lowe’s Companies, Inc.	6,484	125,401
Yum! Brands, Inc.	2,390	118,042
Priceline.com, Inc.	259	116,410
Viacom, Inc. — Class B	2,956	114,515
TJX Companies, Inc.	1,960	108,721
Time Warner Cable, Inc. — Class A	1,673	104,847
Johnson Controls, Inc.	3,494	92,137
Coach, Inc.	1,487	77,071
Bed Bath & Beyond, Inc.*	1,259	72,153
Carnival Corp.	2,380	72,114
Kohl’s Corp.	1,446	70,999
CBS Corp. — Class B	3,448	70,270
McGraw-Hill Companies, Inc.	1,550	63,550
Macy’s, Inc.	2,197	57,825
VF Corp.	446	54,198
Omnicom Group, Inc.	1,438	52,976

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Consumer Discretionary - 6.3% (continued)
Discovery Communications, Inc. — Class A*	1,408	$52,969
Limited Brands, Inc.	1,274	49,062
Staples, Inc.	3,648	48,518
AutoZone, Inc.*	150	47,879
Wynn Resorts Ltd.	412	47,413
Chipotle Mexican Grill, Inc. — Class A*	156	47,260
Ross Stores, Inc.	595	46,821
O’Reilly Automotive, Inc.*	699	46,574
Mattel, Inc.	1,764	45,670
Ralph Lauren Corp. — Class A	333	43,190
Harley-Davidson, Inc.	1,218	41,814
Genuine Parts Co.	806	40,945
Tiffany & Co.	655	39,837
Marriott International, Inc. — Class A	1,452	39,553
Nordstrom, Inc.	842	38,463
Starwood Hotels & Resorts Worldwide, Inc.	988	38,354
Best Buy Company, Inc.	1,558	36,301
Family Dollar Stores, Inc.	619	31,482
Netflix, Inc.*	270	30,553
Darden Restaurants, Inc.	692	29,583
The Gap, Inc.	1,785	28,988
CarMax, Inc.*	1,168	27,857
Abercrombie & Fitch Co. — Class A	447	27,517
Expedia, Inc.	1,002	25,802
Apollo Group, Inc. — Class A	630	24,954
Wyndham Worldwide Corp.	844	24,062
International Game Technology	1,535	22,304
H&R Block, Inc.	1,570	20,897
Hasbro, Inc.	622	20,283
Whirlpool Corp.	395	19,714
JC Penney Company, Inc.	735	19,683
Scripps Networks Interactive, Inc. — Class A	508	18,882
Cablevision Systems Corp. — Class A	1,157	18,200
Newell Rubbermaid, Inc.	1,500	17,805
Interpublic Group of Companies, Inc.	2,461	17,719
GameStop Corp. — Class A*	715	16,517
Leggett & Platt, Inc.	728	14,407
Urban Outfitters, Inc.*	610	13,615
DR Horton, Inc.	1,430	12,927
Goodyear Tire & Rubber Co.*	1,253	12,643
Gannett Company, Inc.	1,240	11,817
Big Lots, Inc.*	337	11,738
DeVry, Inc.	317	11,716
Sears Holdings Corp.*	198	11,389
Lennar Corp. — Class A	823	11,143
Harman International Industries, Inc.	360	10,289
Washington Post Co. — Class B	26	8,501
AutoNation, Inc.*	255	8,359
Pulte Group, Inc.*	1,728	6,826

Total Consumer Discretionary		5,601,364

Industrials - 6.2%
General Electric Co.	54,527	830,991
United Technologies Corp.	4,674	328,863
United Parcel Service, Inc. — Class B	5,045	318,592
3M Co.	3,648	261,890
Caterpillar, Inc.	3,323	245,370
Boeing Co.	3,810	230,543
Union Pacific Corp.	2,511	205,073
Honeywell International, Inc.	4,025	176,738
Emerson Electric Co.	3,831	158,259
Deere & Co.	2,129	137,469
Danaher Corp.	2,923	122,591
Precision Castparts Corp.	741	115,196
FedEx Corp.	1,630	110,318
Norfolk Southern Corp.	1,789	109,165
General Dynamics Corp.	1,861	105,872
CSX Corp.	5,634	105,187
Illinois Tool Works, Inc.	2,528	105,165
Lockheed Martin Corp. — Class A	1,416	102,858
Tyco International Ltd.	2,389	97,352
Cummins, Inc.	1,002	81,823
Waste Management, Inc.	2,428	79,056
Goodrich Corp.	640	77,235
Northrop Grumman Corp.	1,430	74,589
Raytheon Co.	1,819	74,342
PACCAR, Inc.	1,878	63,514
Eaton Corp.	1,750	62,125
CH Robinson Worldwide, Inc.	850	58,199
Fastenal Co.	1,518	50,519
Parker Hannifin Corp.	798	50,378
Ingersoll-Rand plc	1,700	47,753
WW Grainger, Inc.	310	46,357
Republic Services, Inc. — Class A	1,643	46,103
Dover Corp.	957	44,596
Expeditors International of Washington, Inc.	1,087	44,078
Stanley Black & Decker, Inc.	870	42,717
Fluor Corp.	894	41,616
Rockwell Collins, Inc.	788	41,575
Rockwell Automation, Inc.	737	41,272
ITT Corp.	950	39,900
Stericycle, Inc.*	440	35,517
Roper Industries, Inc.	494	34,042
Joy Global, Inc.	541	33,748
L-3 Communications Holdings, Inc.	542	33,588
Southwest Airlines Co.	4,138	33,269
Iron Mountain, Inc.	1,043	32,980
Pall Corp.	600	25,440
Textron, Inc.	1,426	25,155
Jacobs Engineering Group, Inc.*	659	21,279
Flowserve Corp.	287	21,238
Quanta Services, Inc.*	1,092	20,519
Pitney Bowes, Inc.	1,040	19,552
Equifax, Inc.	630	19,366
First Solar, Inc.*	306	19,342
Cintas Corp.	574	16,152
Robert Half International, Inc.	745	15,809
Dun & Bradstreet Corp.	253	15,499

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 59.7% (continued)
Industrials - 6.2% (continued)
RR Donnelley & Sons Co.	968	$13,668
Avery Dennison Corp.	540	13,543
Snap-on, Inc.	299	13,276
Masco Corp.	1,836	13,072
Ryder System, Inc.	263	9,865

Total Industrials		5,461,158

Utilities - 2.4%
Southern Co.	4,414	187,021
Dominion Resources, Inc.	2,928	148,655
Exelon Corp.	3,413	145,428
Duke Energy Corp.	6,850	136,931
NextEra Energy, Inc.	2,170	117,223
FirstEnergy Corp.	2,150	96,557
American Electric Power Company, Inc.	2,476	94,138
PG&E Corp.	2,069	87,539
Public Service Enterprise Group, Inc.	2,600	86,762
Consolidated Edison, Inc.	1,510	86,100
PPL Corp.	2,971	84,792
Progress Energy, Inc.	1,518	78,511
Edison International	1,678	64,184
Sempra Energy	1,236	63,654
Xcel Energy, Inc.	2,490	61,478
Entergy Corp.	909	60,258
CenterPoint Energy, Inc.	2,189	42,948
DTE Energy Co.	870	42,647
Constellation Energy Group, Inc.	1,033	39,316
Wisconsin Energy Corp.	1,202	37,611
Ameren Corp.	1,241	36,945
Oneok, Inc.	533	35,199
AES Corp.*	3,380	32,989
NiSource, Inc.	1,447	30,937
Northeast Utilities	910	30,622
NRG Energy, Inc.*	1,238	26,258
CMS Energy Corp.	1,293	25,588
Pinnacle West Capital Corp.	561	24,089
SCANA Corp.	587	23,744
Pepco Holdings, Inc.	1,160	21,947
Integrys Energy Group, Inc.	398	19,351
TECO Energy, Inc.	1,110	19,014
Nicor, Inc.	231	12,707

Total Utilities		2,101,143

Materials - 2.0%
EI du Pont de Nemours & Co.	4,799	191,816
Monsanto Co.	2,749	165,050
Newmont Mining Corp.	2,541	159,829
Freeport-McMoRan Copper & Gold, Inc.	4,871	148,322
Praxair, Inc.	1,554	145,268
Dow Chemical Co.	6,072	136,377
Air Products & Chemicals, Inc.	1,100	84,007
Mosaic Co.	1,423	69,684
Ecolab, Inc.	1,188	58,081
PPG Industries, Inc.	810	57,235
Alcoa, Inc.	5,469	52,338
International Paper Co.	2,250	52,312
Nucor Corp.	1,628	51,510
CF Industries Holdings, Inc.	369	45,531
Sigma-Aldrich Corp.	630	38,928
Cliffs Natural Resources, Inc.	746	38,173
Sherwin-Williams Co.	458	34,039
Ball Corp.	841	26,088
FMC Corp.	368	25,451
Eastman Chemical Co.	361	24,739
International Flavors & Fragrances, Inc.	420	23,612
Airgas, Inc.	350	22,337
MeadWestvaco Corp.	878	21,564
Allegheny Technologies, Inc.	547	20,234
Vulcan Materials Co.	667	18,382
United States Steel Corp.	741	16,309
Bemis Company, Inc.	532	15,593
Sealed Air Corp.	824	13,761
Owens-Illinois, Inc.	840	12,701
Titanium Metals Corp.	430	6,441
AK Steel Holding Corp.	563	3,682

Total Materials		1,779,394

Telecommunication Services - 2.0%
AT&T, Inc.	30,484	869,404
Verizon Communications, Inc.	14,558	535,735
American Tower Corp. — Class A*	2,040	109,752
CenturyLink, Inc.	3,170	104,990
Sprint Nextel Corp.*	15,400	46,816
Frontier Communications Corp.	5,118	31,271
Windstream Corp.	2,623	30,584
MetroPCS Communications, Inc.*	1,506	13,117

Total Telecommunication Services		1,741,669

Total Common Stocks (Cost $41,020,549)		52,998,277

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 11.3%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	$10,032,012	10,032,012

Total Repurchase Agreement (Cost $10,032,012)		10,032,012

Total Investments - 71.0% (Cost $51,052,561)		$63,030,289

Cash & Other Assets, Less Liabilities - 29.0%		25,777,103

Total Net Assets - 100.0%		$88,807,392

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $39,952,150)	709	$(663,587)

S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11 [2] (Notional Value $1,217,378)	1,076	$(5,069)
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11 [2] (Notional Value $41,951,112)	37,078	(351,780)
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11 [2] (Notional Value $23,194,778)	20,501	(432,963)
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11 [2] (Notional Value $18,012,503)	15,920	(461,816)

(Total Notional Value $84,375,771)		$(1,251,628)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

[2]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Inverse S&P 500 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 33.0%
Fannie Mae[1]
0.11% due 12/14/11	$25,000,000	$24,999,000
Farmer Mac[2]
0.10% due 05/07/12	25,000,000	24,992,475
Freddie Mac[1]
0.19% due 12/14/11	15,000,000	14,999,400

Total Federal Agency Discount Notes (Cost $64,973,181)		64,990,875

FEDERAL AGENCY NOTES†† - 7.6%
Federal Home Loan Bank[2]
0.13% due 05/15/12	15,000,000	14,987,535

Total Federal Agency Notes (Cost $14,994,963)		14,987,535

REPURCHASE AGREEMENT††,3 - 66.4%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	130,619,038	130,619,038

Total Repurchase Agreement (Cost $130,619,038)		130,619,038

Total Investments - 107.0% (Cost $210,587,182)		$210,597,448

Liabilities, Less Other Assets - (7.0)%		(13,741,353)

Total Net Assets - 100.0%		$196,856,095

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $115,855,600)	2,056	$2,121,172

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 S&P 500 Index Swap, Terminating 10/31/11 [4] (Notional Value $187,156,974)	165,418	4,496,761
Goldman Sachs International October 2011 S&P 500 Index Swap, Terminating 10/27/11 [4] (Notional Value $80,674,663)	71,304	2,223,724
Barclays Bank plc October 2011 S&P 500 Index Swap, Terminating 10/31/11 [4] (Notional Value $4,133,581)	3,653	105,935
Morgan Stanley Capital Services, Inc. October 2011 S&P 500 Index Swap, Terminating 10/24/11 [4] (Notional Value $5,808,688)	5,134	19,144

(Total Notional Value $277,773,906)		$6,845,564

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreement — See Note 3.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 69.6%
Information Technology - 45.9%
Apple, Inc.*	38,842	$14,805,794
Microsoft Corp.	351,029	8,737,112
Oracle Corp.	211,953	6,091,529
Google, Inc. — Class A	10,648	5,477,118
Intel Corp.	220,006	4,692,728
Cisco Systems, Inc.	230,451	3,569,686
QUALCOMM, Inc.	70,377	3,422,434
eBay, Inc.*	54,001	1,592,489
Baidu, Inc. ADR*	11,366	1,215,139
Dell, Inc.	76,442	1,081,654
Automatic Data Processing, Inc.	20,656	973,930
Cognizant Technology Solutions Corp. — Class A*	12,725	797,857
Yahoo!, Inc.*	52,900	696,164
Broadcom Corp. — Class A	20,156	670,993
Intuit, Inc.	12,742	604,480
Applied Materials, Inc.	55,199	571,310
Activision Blizzard, Inc.	47,880	569,772
NetApp, Inc.*	15,598	529,396
Symantec Corp.*	31,412	512,016
Adobe Systems, Inc.*	20,692	500,126
Check Point Software Technologies Ltd.*	8,703	459,170
Research In Motion Ltd.*	21,826	443,068
Citrix Systems, Inc.*	7,892	430,351
Altera Corp.	13,573	427,957
CA, Inc.	21,146	410,444
SanDisk Corp.*	10,028	404,630
Paychex, Inc.	15,196	400,719
Marvell Technology Group Ltd.*	25,617	372,215
NVIDIA Corp.*	25,293	316,162
Xilinx, Inc.	11,115	304,996
Fiserv, Inc.*	5,929	301,015
Maxim Integrated Products, Inc.	12,357	288,289
Electronic Arts, Inc.*	13,912	284,500
BMC Software, Inc.*	7,354	283,570
KLA-Tencor Corp.	6,999	267,922
Autodesk, Inc.*	9,588	266,355
Linear Technology Corp.	9,545	263,919
Microchip Technology, Inc.	8,070	251,058
F5 Networks, Inc.*	3,382	240,291
Micron Technology, Inc.*	42,061	211,987
VeriSign, Inc.	6,972	199,469
Lam Research Corp.*	5,187	197,002
Seagate Technology plc	17,582	180,743
Infosys Ltd. ADR	3,525	180,022
Flextronics International Ltd.*	30,649	172,554
FLIR Systems, Inc.	6,693	167,660
Akamai Technologies, Inc.*	7,723	153,533

Total Information Technology		64,991,328

Consumer Discretionary - 11.4%
Amazon.com, Inc.*	19,022	4,113,127
Comcast Corp. — Class A	87,555	1,829,899
DIRECTV — Class A*	31,086	1,313,384
News Corp. — Class A	76,602	1,185,033
Starbucks Corp.	31,262	1,165,760
Priceline.com, Inc.	2,083	936,225
Wynn Resorts Ltd.	5,240	603,019
Bed Bath & Beyond, Inc.*	10,440	598,316
Staples, Inc.	29,717	395,236
Ross Stores, Inc.	4,897	385,345
Dollar Tree, Inc.*	5,115	384,188
O’Reilly Automotive, Inc.*	5,692	379,258
Mattel, Inc.	14,369	372,013
Liberty Interactive Corp. — Class A*	23,995	354,406
Virgin Media, Inc.	13,170	320,689
Expedia, Inc.	10,417	268,238
Garmin Ltd.	8,131	258,322
Sears Holdings Corp.*	4,484	257,920
Sirius XM Radio, Inc.*	165,466	249,854
Netflix, Inc.*	2,199	248,839
Apollo Group, Inc. — Class A	5,751	227,797
Ctrip.com International Ltd. ADR*	6,156	197,977
Urban Outfitters, Inc.*	6,602	147,357

Total Consumer Discretionary		16,192,202

Health Care - 7.7%
Amgen, Inc.	38,714	2,127,334
Gilead Sciences, Inc.	32,327	1,254,288
Celgene Corp.*	19,219	1,190,040
Teva Pharmaceutical Industries Ltd. ADR	29,312	1,090,993
Biogen Idec, Inc.*	10,164	946,777
Express Scripts, Inc. — Class A*	20,453	758,193
Intuitive Surgical, Inc.	1,640	597,419
Alexion Pharmaceuticals, Inc.*	7,734	495,440
Cerner Corp.*	7,080	485,122
Vertex Pharmaceuticals, Inc.*	8,720	388,389
Mylan, Inc.*	17,857	303,569
Life Technologies Corp.*	7,563	290,646
Henry Schein, Inc.*	3,872	240,103
Illumina, Inc.*	5,207	213,070
DENTSPLY International, Inc.	5,924	181,807
Warner Chilcott plc — Class A*	10,649	152,281
QIAGEN N.V.*	9,806	135,617

Total Health Care		10,851,088

Consumer Staples - 1.8%
Costco Wholesale Corp.	18,343	1,506,327
Green Mountain Coffee Roasters, Inc.*	6,419	596,582
Whole Foods Market, Inc.	7,427	485,057

Total Consumer Staples		2,587,966

Industrials - 1.8%
PACCAR, Inc.	15,312	517,852
CH Robinson Worldwide, Inc.	6,907	472,922
Fastenal Co.	12,366	411,541
Expeditors International of Washington, Inc.	8,882	360,165
Stericycle, Inc.*	3,609	291,318
Joy Global, Inc.	4,397	274,285
First Solar, Inc.*	3,620	228,820

Total Industrials		2,556,903

Telecommunication Services - 0.8%
Vodafone Group plc ADR	37,651	965,748

NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 69.6% (continued)
Telecommunication Services - 0.8% (continued)
NII Holdings, Inc.*	7,165	$193,097

Total Telecommunication Services		1,158,845

Materials - 0.2%
Sigma-Aldrich Corp.	5,114	315,994

Total Common Stocks (Cost $51,576,806)		98,654,326

Total Investments - 69.6% (Cost $51,576,806)		$98,654,326

Other Assets, Less Liabilities - 30.4%		43,128,863

Total Net Assets - 100.0%		$141,783,189

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $63,216,485)	1,481	$(798,069)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/24/11 [1] (Notional Value $438,247)	205	(13,890)
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [1] (Notional Value $1,808,360)	845	(49,491)
Credit Suisse Capital, LLC October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [1] (Notional Value $44,985,564)	21,029	(811,400)
Goldman Sachs International October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11 [1] (Notional Value $74,170,500)	34,672	(3,242,901)

(Total Notional Value $121,402,671)		$(4,117,682)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Inverse NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 25.3%
Fannie Mae[1]
0.11% due 12/14/11	$15,000,000	$14,999,400

Total Federal Agency Discount Notes (Cost $14,996,502)		14,999,400

REPURCHASE AGREEMENT††,2 - 37.1%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	21,931,455	21,931,455

Total Repurchase Agreement (Cost $21,931,455)		21,931,455

Total Investments - 62.4% (Cost $36,927,957)		$36,930,855

Other Assets, Less Liabilities - 37.6%		22,274,866

Total Net Assets - 100.0%		$59,205,721

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $12,848,185)	301	$250,862

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2011 NASDAQ-100 Index Swap, Terminating 10/27/11 [3] (Notional Value $36,786,610)	17,197	1,627,619
Credit Suisse Capital, LLC October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [3] (Notional Value $63,014,504)	29,457	1,435,535
Barclays Bank plc October 2011 NASDAQ-100 Index Swap, Terminating 10/31/11 [3] (Notional Value $3,027,615)	1,415	82,832
Morgan Stanley Capital Services, Inc. October 2011 NASDAQ-100 Index Swap, Terminating 10/24/11 [3] (Notional Value $1,461,578)	683	46,221

(Total Notional Value $104,290,307)		$3,192,207

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreement — See Note 3.

[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

plc	Public Limited Company

Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 76.2%
Industrials - 15.4%
Caterpillar, Inc.	23,260	$1,717,518
3M Co.	23,260	1,669,836
United Technologies Corp.	23,260	1,636,574
Boeing Co.	23,260	1,407,463
General Electric Co.	23,260	354,482

Total Industrials		6,785,873

Information Technology - 13.7%
International Business Machines Corp.	23,260	4,071,198
Microsoft Corp.	23,260	578,942
Hewlett-Packard Co.	23,260	522,187
Intel Corp.	23,261	496,157
Cisco Systems, Inc.	23,260	360,297

Total Information Technology		6,028,781

Consumer Staples - 11.4%
Coca-Cola Co.	23,260	1,571,445
Procter & Gamble Co.	23,260	1,469,567
Wal-Mart Stores, Inc.	23,260	1,207,194
Kraft Foods, Inc. — Class A	23,260	781,071

Total Consumer Staples		5,029,277

Energy - 8.7%
Chevron Corp.	23,260	2,152,015
Exxon Mobil Corp.	23,260	1,689,374

Total Energy		3,841,389

Consumer Discretionary - 8.0%
McDonald’s Corp.	23,260	2,042,693
Home Depot, Inc.	23,260	764,556
Walt Disney Co.	23,260	701,522

Total Consumer Discretionary		3,508,771

Financials - 6.9%
Travelers Companies, Inc.	23,260	1,133,460
American Express Co.	23,260	1,044,374
JPMorgan Chase & Co.	23,260	700,591
Bank of America Corp.	23,260	142,351

Total Financials		3,020,776

Health Care - 6.0%
Johnson & Johnson	23,260	1,481,895
Merck & Company, Inc.	23,260	760,834
Pfizer, Inc.	23,260	411,237

Total Health Care		2,653,966

Telecommunication Services - 3.5%
Verizon Communications, Inc.	23,260	855,968
AT&T, Inc.	23,260	663,375

Total Telecommunication Services		1,519,343

Materials - 2.6%
EI du Pont de Nemours & Co.	23,260	929,702
Alcoa, Inc.	23,256	222,560

Total Materials		1,152,262

Total Common Stocks (Cost $33,429,198)		33,540,438

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 21.7%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	$9,530,590	9,530,590

Total Repurchase Agreement (Cost $9,530,590)		9,530,590

Total Investments - 97.9% (Cost $42,959,788)		$43,071,028

Other Assets, Less Liabilities - 2.1%		933,035

Total Net Assets - 100.0%		$44,004,063

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $4,936,750)	91	$(44,507)

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/24/11 [2] (Notional Value $725,032)	66	$9,520
Barclays Bank plc October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [2] (Notional Value $21,568,807)	1,976	(37,481)
Goldman Sachs International October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/27/11 [2] (Notional Value $12,669,457)	1,161	(148,396)
Credit Suisse Capital, LLC October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [2] (Notional Value $16,401,436)	1,503	(361,442)

(Total Notional Value $51,364,732)		$(537,799)

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Inverse Dow 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 148.8%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	$28,528,969	$28,528,969

Total Repurchase Agreement (Cost $28,528,969)		28,528,969

Total Investments - 148.8% (Cost $28,528,969)		$28,528,969

Liabilities, Less Other Assets — (48.8)%		(9,350,564)

Total Net Assets - 100.0%		$19,178,405

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $9,765,000)	180	$162,160

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [2] (Notional Value $15,474,708)	1,418	$341,019
Goldman Sachs International October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/27/11 [2] (Notional Value $10,474,758)	960	247,632
Barclays Bank plc October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/31/11 [2] (Notional Value $1,539,671)	141	33,963
Morgan Stanley Capital Services, Inc. October 2011 Dow Jones Industrial Average Index Swap, Terminating 10/24/11 [2] (Notional Value $417,220)	38	(5,510)

(Total Notional Value $27,906,357)		$617,104

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

[2]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

plc	Public Limited Company

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7%
Financials - 9.4%
American Campus Communities, Inc.	780	$29,024
MFA Financial, Inc.	4,110	28,852
National Retail Properties, Inc.	980	26,333
Tanger Factory Outlet Centers	990	25,750
Home Properties, Inc.	450	25,542
Mid-America Apartment Communities, Inc.	420	25,292
Signature Bank*	529	25,249
ProAssurance Corp.	350	25,207
BioMed Realty Trust, Inc.	1,510	25,021
Hancock Holding Co.	880	23,566
Highwoods Properties, Inc.	830	23,456
Equity Lifestyle Properties, Inc.	359	22,509
Hatteras Financial Corp.	867	21,814
Washington Real Estate Investment Trust	764	21,530
Entertainment Properties Trust	540	21,049
Kilroy Realty Corp.	670	20,971
Extra Space Storage, Inc.	1,080	20,120
Alterra Capital Holdings Ltd.	1,049	19,900
Post Properties, Inc.	570	19,802
CBL & Associates Properties, Inc.	1,710	19,426
LaSalle Hotel Properties	980	18,816
Invesco Mortgage Capital, Inc.	1,330	18,793
Omega Healthcare Investors, Inc.	1,171	18,654
Starwood Property Trust, Inc.	1,080	18,533
SVB Financial Group*	490	18,130
Prosperity Bancshares, Inc.	540	17,647
Colonial Properties Trust	960	17,434
Cash America International, Inc.	340	17,394
Apollo Investment Corp.	2,260	16,995
Stifel Financial Corp.*	620	16,467
Iberiabank Corp.	339	15,953
First American Financial Corp.	1,210	15,488
Ezcorp, Inc. — Class A*	540	15,412
Healthcare Realty Trust, Inc.	900	15,165
First Cash Financial Services, Inc.*	360	15,102
Northwest Bancshares, Inc.	1,220	14,530
Potlatch Corp.	460	14,499
FirstMerit Corp.	1,260	14,314
Two Harbors Investment Corp.	1,620	14,305
Knight Capital Group, Inc. — Class A*	1,160	14,106
CNO Financial Group, Inc.*	2,560	13,850
DiamondRock Hospitality Co.	1,930	13,491
Trustmark Corp.	740	13,431
RLI Corp.	210	13,352
DuPont Fabros Technology, Inc.	678	13,350
Platinum Underwriters Holdings Ltd.	430	13,223
Montpelier Re Holdings Ltd.	720	12,730
Webster Financial Corp.	830	12,699
Westamerica Bancorporation	330	12,646
FNB Corp.	1,467	12,572
DCT Industrial Trust, Inc.	2,830	12,424
Portfolio Recovery Associates, Inc.*	197	12,257
Delphi Financial Group, Inc. — Class A	560	12,051
Sovran Self Storage, Inc.	320	11,894
UMB Financial Corp.	370	11,870
EastGroup Properties, Inc.	310	11,823
National Health Investors, Inc.	280	11,796
United Bankshares, Inc.	580	11,652
Umpqua Holdings Corp.	1,320	11,603
Medical Properties Trust, Inc.	1,290	11,545
CYS Investments, Inc.	948	11,461
Ocwen Financial Corp.*	860	11,361
Capstead Mortgage Corp.	970	11,194
DFC Global Corp.*	500	10,925
Prospect Capital Corp.	1,260	10,597
PHH Corp.*	650	10,452
PS Business Parks, Inc.	210	10,403
Cathay General Bancorp	910	10,356
Wintrust Financial Corp.	400	10,324
Redwood Trust, Inc.	910	10,165
Old National Bancorp	1,090	10,159
National Penn Bancshares, Inc.	1,430	10,024
Anworth Mortgage Asset Corp.	1,460	9,928
Texas Capital Bancshares, Inc.	430	9,825
CubeSmart	1,150	9,809
Equity One, Inc.	616	9,770
Community Bank System, Inc.	428	9,711
Tower Group, Inc.	420	9,601
World Acceptance Corp.*	170	9,512
First Financial Bankshares, Inc.	360	9,418
MB Financial, Inc.	630	9,274
Pebblebrook Hotel Trust	591	9,249
First Financial Bancorp	670	9,246
Franklin Street Properties Corp.	810	9,161
Argo Group International Holdings Ltd.	320	9,078
Lexington Realty Trust	1,380	9,025
LTC Properties, Inc.	350	8,862
Government Properties Income Trust	410	8,819
Glimcher Realty Trust	1,240	8,779
Strategic Hotels & Resorts, Inc.*	2,017	8,693
Acadia Realty Trust	460	8,602
MarketAxess Holdings, Inc.	330	8,587
Solar Capital Ltd.	420	8,455
Sun Communities, Inc.	240	8,446
BancorpSouth, Inc.	960	8,429
Primerica, Inc.	390	8,408
Oritani Financial Corp.	650	8,359
Harleysville Group, Inc.	140	8,240
Susquehanna Bancshares, Inc.	1,500	8,205
Selective Insurance Group, Inc.	620	8,091
International Bancshares Corp.	610	8,022
First Industrial Realty Trust, Inc.*	1,000	8,000
Financial Engines, Inc.*	440	7,968
Park National Corp.	150	7,932
CVB Financial Corp.	1,030	7,921

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Financials - 9.4% (continued)
MF Global Holdings Ltd.*	1,893	$7,818
Glacier Bancorp, Inc.	830	7,777
Sunstone Hotel Investors, Inc.*	1,360	7,738
Fifth Street Finance Corp.	830	7,736
Astoria Financial Corp.	1,000	7,690
Provident Financial Services, Inc.	700	7,525
NBT Bancorp, Inc.	400	7,448
Associated Estates Realty Corp.	480	7,421
Infinity Property & Casualty Corp.	140	7,347
Enstar Group Ltd.*	76	7,237
First Potomac Realty Trust	580	7,233
Alexander’s, Inc.	20	7,220
Education Realty Trust, Inc.	830	7,130
Bank of the Ozarks, Inc.	328	6,865
Walter Investment Management Corp.	299	6,856
Investors Real Estate Trust	930	6,696
Investors Bancorp, Inc.*	530	6,694
American Assets Trust, Inc.	370	6,642
Greenlight Capital Re Ltd. — Class A*	318	6,595
Columbia Banking System, Inc.	460	6,587
Inland Real Estate Corp.	890	6,497
Symetra Financial Corp.	780	6,357
First Midwest Bancorp, Inc.	860	6,295
iStar Financial, Inc.*	1,070	6,227
Amtrust Financial Services, Inc.	279	6,211
Cousins Properties, Inc.	1,050	6,143
BlackRock Kelso Capital Corp.	840	6,132
American Equity Investment Life Holding Co.	690	6,038
ARMOUR Residential REIT, Inc.	880	5,984
Navigators Group, Inc.*	137	5,918
CreXus Investment Corp.	660	5,861
KBW, Inc.	420	5,792
Cohen & Steers, Inc.	200	5,750
Compass Diversified Holdings	470	5,725
Nelnet, Inc. — Class A	300	5,634
Employers Holdings, Inc.	440	5,614
Evercore Partners, Inc. — Class A	246	5,609
Hersha Hospitality Trust — Class A	1,620	5,605
National Financial Partners Corp.*	510	5,579
Safety Insurance Group, Inc.	146	5,523
Home Bancshares, Inc.	260	5,517
Meadowbrook Insurance Group, Inc.	610	5,435
Independent Bank Corp.	250	5,435
Retail Opportunity Investments Corp.	490	5,429
Pico Holdings, Inc.*	260	5,333
S&T Bancorp, Inc.	328	5,300
BGC Partners, Inc. — Class A	876	5,282
Horace Mann Educators Corp.	460	5,249
Brookline Bancorp, Inc.	680	5,243
PrivateBancorp, Inc. — Class A	697	5,241
Boston Private Financial Holdings, Inc.	890	5,233
PennyMac Mortgage Investment Trust	320	5,088
Oriental Financial Group, Inc.	520	5,028
Pennsylvania Real Estate Investment Trust	640	4,947
Colony Financial, Inc.	380	4,910
Chemical Financial Corp.	320	4,899
Credit Acceptance Corp.*	76	4,891
PacWest Bancorp	350	4,879
Banco Latinoamericano de Comercio Exterior S.A.	320	4,874
City Holding Co.	179	4,831
Trustco Bank Corp.	1,070	4,772
Advance America Cash Advance Centers, Inc.	640	4,710
PennantPark Investment Corp.	528	4,710
Universal Health Realty Income Trust	140	4,705
Investment Technology Group, Inc.*	480	4,699
WesBanco, Inc.	270	4,674
Flagstone Reinsurance Holdings S.A.	600	4,650
ViewPoint Financial Group	406	4,649
State Bank Financial Corp.*	360	4,543
First Commonwealth Financial Corp.	1,210	4,477
Forestar Group, Inc.*	410	4,473
Chesapeake Lodging Trust	370	4,466
United Fire & Casualty Co.	250	4,422
Berkshire Hills Bancorp, Inc.	237	4,377
Western Alliance Bancorporation*	796	4,362
Simmons First National Corp. — Class A	199	4,318
Urstadt Biddle Properties, Inc. — Class A	270	4,312
Maiden Holdings Ltd.	580	4,286
Getty Realty Corp.	297	4,283
Pinnacle Financial Partners, Inc.*	390	4,267
Hercules Technology Growth Capital, Inc.	500	4,260
Ashford Hospitality Trust, Inc.	600	4,212
Resource Capital Corp.	826	4,130
United Community Banks, Inc.*	484	4,109
Sandy Spring Bancorp, Inc.	280	4,096
Sabra Health Care REIT, Inc.	429	4,093
RLJ Lodging Trust	320	4,086
MGIC Investment Corp.*	2,170	4,058
Main Street Capital Corp.	228	4,049
Encore Capital Group, Inc.*	184	4,020
FBL Financial Group, Inc. — Class A	150	3,993
FPIC Insurance Group, Inc.*	95	3,975
ICG Group, Inc.*	430	3,960
Lakeland Financial Corp.	190	3,925
SCBT Financial Corp.	157	3,875
AMERISAFE, Inc.*	210	3,866

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Financials - 9.4% (continued)
First Busey Corp.	887	$3,858
Flushing Financial Corp.	357	3,856
Sterling Financial Corp.*	310	3,838
Tejon Ranch Co.*	160	3,819
Campus Crest Communities, Inc.	350	3,808
Triangle Capital Corp.	250	3,805
Duff & Phelps Corp. — Class A	353	3,763
1st Source Corp.	180	3,749
Community Trust Bancorp, Inc.	160	3,726
Dynex Capital, Inc.	460	3,708
Newcastle Investment Corp.	910	3,704
Renasant Corp.	290	3,692
NorthStar Realty Finance Corp.	1,110	3,663
Safeguard Scientifics, Inc.*	243	3,645
Dime Community Bancshares, Inc.	359	3,637
Ramco-Gershenson Properties Trust	440	3,608
First Financial Corp.	130	3,576
OneBeacon Insurance Group Ltd. — Class A	260	3,546
MCG Capital Corp.	890	3,524
Excel Trust, Inc.	360	3,463
eHealth, Inc.*	250	3,415
Radian Group, Inc.	1,540	3,373
FelCor Lodging Trust, Inc.*	1,440	3,355
Southside Bancshares, Inc.	186	3,350
Washington Trust Bancorp, Inc.	168	3,323
Hilltop Holdings, Inc.*	460	3,317
Coresite Realty Corp.	230	3,301
GFI Group, Inc.	817	3,284
Monmouth Real Estate Investment Corp. — Class A	410	3,251
Rockville Financial, Inc.	341	3,233
Tompkins Financial Corp.	90	3,220
Virtus Investment Partners, Inc.*	60	3,217
Piper Jaffray Cos.*	179	3,209
TowneBank	280	3,184
Apollo Commercial Real Estate Finance, Inc.	240	3,161
International FCStone, Inc.*	150	3,114
West Coast Bancorp*	218	3,052
GAMCO Investors, Inc. — Class A	77	3,033
TICC Capital Corp.	370	3,023
Kennedy-Wilson Holdings, Inc.	277	2,936
MVC Capital, Inc.	280	2,932
Cardinal Financial Corp.	338	2,914
Saul Centers, Inc.	86	2,908
Hudson Pacific Properties, Inc.	250	2,907
NewStar Financial, Inc.*	310	2,895
HFF, Inc. — Class A*	330	2,884
Winthrop Realty Trust	330	2,868
Artio Global Investors, Inc. — Class A	360	2,866
Beneficial Mutual Bancorp, Inc.*	380	2,831
Citizens, Inc.*	440	2,820
CapLease, Inc.	780	2,816
FXCM, Inc. — Class A	200	2,804
Hudson Valley Holding Corp.	160	2,789
Parkway Properties, Inc.	250	2,752
Capital Southwest Corp.	37	2,738
Global Indemnity plc — Class A*	160	2,733
National Western Life Insurance Co. — Class A	20	2,710
Territorial Bancorp, Inc.	140	2,681
Nara Bancorp, Inc.*	440	2,671
Bancfirst Corp.	80	2,653
Northfield Bancorp, Inc.	200	2,648
Univest Corporation of Pennsylvania	198	2,639
United Financial Bancorp, Inc.	190	2,601
Sterling Bancorp	358	2,599
StellarOne Corp.	260	2,587
Provident New York Bancorp	440	2,561
SY Bancorp, Inc.	137	2,551
Agree Realty Corp.	116	2,526
Arrow Financial Corp.	112	2,498
Union First Market Bankshares Corp.	230	2,466
Camden National Corp.	90	2,451
Tower Bancorp, Inc.	117	2,450
Enterprise Financial Services Corp.	180	2,446
Bancorp, Inc.*	340	2,434
Banner Corp.	190	2,430
Ameris Bancorp*	277	2,413
Kite Realty Group Trust	640	2,342
Westwood Holdings Group, Inc.	67	2,315
Epoch Holding Corp.	170	2,307
Diamond Hill Investment Group, Inc.	33	2,290
Financial Institutions, Inc.	160	2,282
German American Bancorp, Inc.	140	2,257
Heartland Financial USA, Inc.	158	2,240
Eagle Bancorp, Inc.*	188	2,213
WSFS Financial Corp.	70	2,210
Calamos Asset Management, Inc. — Class A	220	2,202
Summit Hotel Properties, Inc.	310	2,189
State Auto Financial Corp.	164	2,157
Baldwin & Lyons, Inc. — Class B	100	2,137
American Safety Insurance Holdings Ltd.*	116	2,134
First Merchants Corp.	300	2,115
Westfield Financial, Inc.	320	2,109
Farmer Mac — Class C	110	2,093
Bryn Mawr Bank Corp.	126	2,088
Cowen Group, Inc. — Class A*	767	2,079
Fox Chase Bancorp, Inc.	163	2,067
Heritage Financial Corp.	185	2,042
Citizens & Northern Corp.	137	2,036
Presidential Life Corp.	247	2,030
Cedar Shopping Centers, Inc.	650	2,021
Republic Bancorp, Inc. — Class A	114	2,019
First of Long Island Corp.	89	2,017
MainSource Financial Group, Inc.	228	1,988

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Financials - 9.4% (continued)
OceanFirst Financial Corp.	170	$1,984
Bank of Marin Bancorp	60	1,982
Gladstone Commercial Corp.	126	1,976
Trico Bancshares	160	1,963
Lakeland Bancorp, Inc.	250	1,955
Great Southern Bancorp, Inc.	116	1,946
Wilshire Bancorp, Inc.*	710	1,945
First Interstate Bancsystem, Inc. — Class A	180	1,928
Cogdell Spencer, Inc.	511	1,926
Center Financial Corp.*	410	1,923
Ladenburg Thalmann Financial Services, Inc.*	1,230	1,907
One Liberty Properties, Inc.	130	1,906
Oppenheimer Holdings, Inc. — Class A	118	1,893
OmniAmerican Bancorp, Inc.*	137	1,870
State Bancorp, Inc.	176	1,860
CNB Financial Corp.	145	1,859
National Bankshares, Inc.	77	1,858
Central Pacific Financial Corp.*	180	1,858
Stewart Information Services Corp.	210	1,856
STAG Industrial, Inc.	180	1,836
First Community Bancshares, Inc.	178	1,816
Centerstate Banks, Inc.	345	1,804
Franklin Financial Corp.*	160	1,766
Netspend Holdings, Inc.*	340	1,748
National Interstate Corp.	79	1,736
Golub Capital BDC, Inc.	116	1,723
Washington Banking Co.	177	1,722
Gladstone Investment Corp.	250	1,700
First Bancorp	169	1,697
Bancorp Rhode Island, Inc.	40	1,696
Arlington Asset Investment Corp. — Class A	70	1,683
SeaBright Holdings, Inc.	230	1,656
CoBiz Financial, Inc.	370	1,654
Abington Bancorp, Inc.	229	1,649
Gladstone Capital Corp.	239	1,640
Phoenix Companies, Inc.*	1,340	1,635
NGP Capital Resources Co.	248	1,622
Doral Financial Corp.*	1,468	1,600
Crawford & Co. — Class B	298	1,597
SWS Group, Inc.	340	1,595
BankFinancial Corp.	240	1,594
ESB Financial Corp.	145	1,589
Chatham Lodging Trust	160	1,587
Virginia Commerce Bancorp, Inc.*	270	1,585
Medallion Financial Corp.	166	1,544
Kansas City Life Insurance Co.	50	1,544
Edelman Financial Group, Inc.	238	1,537
1st United Bancorp, Inc.*	310	1,528
Primus Guaranty Ltd.*	290	1,528
Mission West Properties, Inc.	200	1,518
West Bancorporation, Inc.	177	1,501
RAIT Financial Trust	440	1,492
Home Federal Bancorp, Inc.	190	1,486
Pacific Continental Corp.	209	1,482
First Defiance Financial Corp.*	110	1,474
Hanmi Financial Corp.*	1,750	1,452
Ames National Corp.	92	1,438
Bank of Kentucky Financial Corp.	70	1,418
Alliance Financial Corp.	50	1,403
Walker & Dunlop, Inc.*	120	1,394
Bridge Bancorp, Inc.	76	1,391
Peoples Bancorp, Inc.	126	1,386
Metro Bancorp, Inc.*	160	1,384
Bank Mutual Corp.	530	1,383
FBR & Company*	580	1,380
ESSA Bancorp, Inc.	130	1,366
First Pactrust Bancorp, Inc.	120	1,360
Center Bancorp, Inc.	140	1,351
Terreno Realty Corp.	105	1,347
BofI Holding, Inc.*	100	1,346
Merchants Bancshares, Inc.	50	1,339
Kearny Financial Corp.	150	1,326
Capital City Bank Group, Inc.	127	1,321
Medley Capital Corp.	130	1,310
Penns Woods Bancorp, Inc.	40	1,310
Kohlberg Capital Corp.	220	1,287
Solar Senior Capital Ltd.	90	1,286
Harris & Harris Group, Inc.*	360	1,278
Pacific Capital Bancorp North America*	50	1,276
Sierra Bancorp	139	1,272
First Bancorp, Inc.	99	1,246
Seacoast Banking Corporation of Florida*	840	1,235
Consolidated-Tomoka Land Co.	46	1,208
MPG Office Trust, Inc.*	570	1,203
THL Credit, Inc.	110	1,201
UMH Properties, Inc.	130	1,182
Sun Bancorp, Inc.*	430	1,139
Park Sterling Corp.*	330	1,129
Bridge Capital Holdings*	110	1,107
Flagstar Bancorp, Inc.*	2,251	1,103
Meridian Interstate Bancorp, Inc.*	100	1,091
Donegal Group, Inc. — Class A	90	1,084
Gleacher & Company, Inc.*	910	1,083
Nicholas Financial, Inc.	110	1,075
Encore Bancshares, Inc.*	100	1,066
Hallmark Financial Services*	140	1,032
Orrstown Financial Services, Inc.	80	1,028
JMP Group, Inc.	176	1,023
Marlin Business Services Corp.*	96	1,018
New Mountain Finance Corp.	80	1,017
Whitestone REIT — Class B	90	1,003
Century Bancorp, Inc. — Class A	43	998
Midsouth Bancorp, Inc.	90	967
Southwest Bancorp, Inc.	228	962
Heritage Commerce Corp.*	240	924
EMC Insurance Group, Inc.	50	920
Cape Bancorp, Inc.*	130	919
Suffolk Bancorp	110	915
Clifton Savings Bancorp, Inc.	98	898
Enterprise Bancorp, Inc.	70	863

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Financials - 9.4% (continued)
Avatar Holdings, Inc.*	105	$859
Universal Insurance Holdings, Inc.	213	820
Taylor Capital Group, Inc.*	120	770
First Financial Holdings, Inc.	190	762
Charter Financial Corp.	80	750
Roma Financial Corp.	90	733
First Marblehead Corp.	640	653
CIFC Corp.*	140	606
Independence Holding Co.	80	580
Gain Capital Holdings, Inc.*	90	566
Hampton Roads Bankshares, Inc.*	110	517
Imperial Holdings, Inc.*	200	480
Cascade Bancorp*	70	408
Fortegra Financial Corp.*	70	368
PMI Group, Inc.*	1,760	352
Capital Bank Corp.*	160	333
Pzena Investment Management, Inc. — Class A	96	315
California First National Bancorp	20	306

Total Financials		2,451,280

Information Technology - 7.4%
Netlogic Microsystems, Inc.*	786	37,814
Jack Henry & Associates, Inc.	1,000	28,980
InterDigital, Inc.	520	24,222
SuccessFactors, Inc.*	962	22,116
Parametric Technology Corp.*	1,370	21,071
Universal Display Corp.*	439	21,046
Aruba Networks, Inc.*	980	20,492
RF Micro Devices, Inc.*	3,190	20,225
ADTRAN, Inc.	750	19,845
Concur Technologies, Inc.*	517	19,243
CommVault Systems, Inc.	510	18,901
Finisar Corp.*	1,030	18,066
Blackboard, Inc.*	400	17,864
Hittite Microwave Corp.*	361	17,581
QLIK Technologies, Inc.*	810	17,545
CACI International, Inc. — Class A*	350	17,479
Wright Express Corp.*	450	17,118
Microsemi Corp.*	1,000	15,980
Semtech Corp.*	750	15,825
Rambus, Inc.*	1,130	15,820
Anixter International, Inc.	330	15,655
Plantronics, Inc.	550	15,647
Cavium, Inc.*	560	15,126
Aspen Technology, Inc.*	980	14,965
Arris Group, Inc.*	1,430	14,729
SolarWinds, Inc.	661	14,555
j2 Global Communications, Inc.	530	14,257
ValueClick, Inc.*	910	14,160
Ultimate Software Group, Inc.*	300	14,016
Viasat, Inc.*	420	13,990
MAXIMUS, Inc.	400	13,960
Progress Software Corp.*	770	13,513
FEI Co.*	450	13,482
MKS Instruments, Inc.	602	13,069
Cymer, Inc.*	350	13,013
Cognex Corp.	480	13,013
TiVo, Inc.*	1,376	12,852
Sapient Corp.	1,256	12,736
Coherent, Inc.*	290	12,458
OpenTable, Inc.*	270	12,423
Taleo Corp. — Class A*	470	12,088
JDA Software Group, Inc.*	490	11,486
Veeco Instruments, Inc.*	470	11,468
Cardtronics, Inc.*	497	11,391
Blackbaud, Inc.	510	11,358
Convergys Corp.*	1,210	11,350
Quest Software, Inc.*	710	11,275
Cirrus Logic, Inc.*	760	11,202
Netgear, Inc.*	420	10,874
Take-Two Interactive Software, Inc.*	850	10,812
ACI Worldwide, Inc.*	390	10,741
Littelfuse, Inc.	266	10,696
Mentor Graphics Corp.*	1,110	10,678
MicroStrategy, Inc. — Class A*	90	10,266
GT Advanced Technologies, Inc.*	1,454	10,207
Power Integrations, Inc.	330	10,101
Fair Isaac Corp.	460	10,042
Acxiom Corp.*	940	10,002
Entegris, Inc.*	1,550	9,889
Digital River, Inc.*	460	9,536
TriQuint Semiconductor, Inc. — Class A	1,890	9,488
Omnivision Technologies, Inc.*	668	9,379
Infinera Corp.*	1,209	9,333
Synaptics, Inc.*	390	9,321
Euronet Worldwide, Inc.*	590	9,287
Cabot Microelectronics Corp.*	270	9,285
Tyler Technologies, Inc.*	367	9,278
Plexus Corp.*	410	9,274
RightNow Technologies, Inc.*	280	9,254
Scansource, Inc.*	310	9,164
Benchmark Electronics, Inc.*	700	9,107
Sourcefire, Inc.*	330	8,831
Integrated Device Technology, Inc.*	1,710	8,807
Comtech Telecommunications Corp.	310	8,708
Heartland Payment Systems, Inc.	440	8,677
Mantech International Corp. — Class A	270	8,473
Ancestry.com, Inc.*	360	8,460
NIC, Inc.	738	8,450
NetSuite, Inc.*	310	8,373
Earthlink, Inc.	1,270	8,293
Manhattan Associates, Inc.*	250	8,270
Insight Enterprises, Inc.	540	8,176
Bottomline Technologies, Inc.*	397	7,996
Advent Software, Inc.*	382	7,965
Websense, Inc.*	460	7,958
BroadSoft, Inc.*	260	7,891
Unisys Corp.*	500	7,845

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Information Technology - 7.4% (continued)
LogMeIn, Inc.	236	$7,838
Syntel, Inc.	176	7,601
SYNNEX Corp.*	286	7,493
Synchronoss Technologies, Inc.*	300	7,473
DealerTrack Holdings, Inc.*	470	7,365
Rogers Corp.*	188	7,356
Diodes, Inc.*	410	7,347
OSI Systems, Inc.*	218	7,307
Brightpoint, Inc.*	790	7,276
Electronics for Imaging, Inc.*	537	7,233
RealPage, Inc.*	350	7,158
Lattice Semiconductor Corp.*	1,360	7,140
Spansion, Inc. — Class A*	580	7,088
Liquidity Services, Inc.*	220	7,055
VirnetX Holding Corp.*	470	7,045
Tessera Technologies, Inc.*	590	7,045
Blue Coat Systems, Inc.*	500	6,940
Ceva, Inc.*	269	6,539
Emulex Corp.*	1,010	6,464
Loral Space & Communications, Inc.*	128	6,413
Verint Systems, Inc.*	240	6,310
Rofin-Sinar Technologies, Inc.*	327	6,278
comScore, Inc.*	372	6,276
Checkpoint Systems, Inc.*	460	6,247
Sanmina-SCI Corp.*	930	6,212
Brooks Automation, Inc.	760	6,194
Kulicke & Soffa Industries, Inc.*	830	6,192
LivePerson, Inc.*	610	6,070
Maxwell Technologies, Inc.	327	6,020
FARO Technologies, Inc.*	190	5,994
Opnet Technologies, Inc.	170	5,935
Constant Contact, Inc.*	340	5,879
ATMI, Inc.*	369	5,838
Pegasystems, Inc.	187	5,724
TTM Technologies, Inc.*	600	5,706
S1 Corp.*	620	5,685
Harmonic, Inc.*	1,320	5,623
MTS Systems Corp.	180	5,515
Micrel, Inc.	580	5,493
TNS, Inc.*	289	5,433
Forrester Research, Inc.	167	5,429
DG FastChannel, Inc.*	320	5,424
Silicon Image, Inc.*	920	5,400
Volterra Semiconductor Corp.*	280	5,384
United Online, Inc.	1,020	5,335
Amkor Technology, Inc. — Class A*	1,220	5,319
Sonus Networks, Inc.*	2,430	5,273
Standard Microsystems Corp.*	270	5,238
Park Electrochemical Corp.	238	5,086
CSG Systems International, Inc.*	400	5,056
Ultratech, Inc.*	290	4,973
DTS, Inc.*	200	4,966
Monotype Imaging Holdings, Inc.*	409	4,961
Netscout Systems, Inc.*	428	4,888
Ebix, Inc.	330	4,851
STEC, Inc.*	470	4,766
Quantum Corp.*	2,600	4,706
Kenexa Corp.*	300	4,692
Newport Corp.	430	4,648
Measurement Specialties, Inc.*	175	4,543
EPIQ Systems, Inc.	360	4,511
Black Box Corp.	210	4,483
Intermec, Inc.	687	4,479
Stratasys, Inc.*	240	4,450
TeleTech Holdings, Inc.*	290	4,420
RealD, Inc.*	470	4,394
Dice Holdings, Inc.*	560	4,379
Advanced Energy Industries, Inc.*	505	4,353
Interactive Intelligence Group*	160	4,344
Fabrinet*	230	4,301
Tekelec*	710	4,288
Silicon Graphics International Corp.*	357	4,255
ExlService Holdings, Inc.*	190	4,180
SS&C Technologies Holdings, Inc.*	290	4,144
iGate Corp.	356	4,108
Entropic Communications, Inc.*	993	4,101
Sycamore Networks, Inc.	226	4,079
Mercury Computer Systems, Inc.*	347	3,991
Applied Micro Circuits Corp.*	730	3,920
Super Micro Computer, Inc.*	310	3,884
Accelrys, Inc.*	640	3,878
Kemet Corp.*	510	3,647
Formfactor, Inc.*	579	3,607
Oplink Communications, Inc.*	238	3,603
Infospace, Inc.*	427	3,570
Monolithic Power Systems, Inc.*	350	3,563
Power-One, Inc.	790	3,555
Globecomm Systems, Inc.*	260	3,513
Magma Design Automation, Inc.*	770	3,504
Ixia*	450	3,451
KIT Digital, Inc.	407	3,419
Calix, Inc.*	435	3,393
Daktronics, Inc.	395	3,389
Photronics, Inc.*	680	3,386
Anaren, Inc.*	176	3,370
Keynote Systems, Inc.	158	3,339
Xyratex Ltd.	360	3,337
Vocus, Inc.*	199	3,335
Nanometrics, Inc.	230	3,335
QuinStreet, Inc.*	315	3,260
LoopNet, Inc.*	190	3,255
CTS Corp.	400	3,252
PROS Holdings, Inc.*	252	3,248
Methode Electronics, Inc.	430	3,195
Digi International, Inc.	290	3,190
Powerwave Technologies, Inc.*	1,830	3,148
Electro Scientific Industries, Inc.*	260	3,091
Cass Information Systems, Inc.	99	3,074
IXYS Corp.*	280	3,046
Electro Rent Corp.	220	3,038
NVE Corp.*	50	3,033
LTX-Credence Corp.*	569	3,010
Ness Technologies, Inc.*	390	2,987
Internap Network Services Corp.*	600	2,952

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Information Technology - 7.4% (continued)
XO Group, Inc.*	359	$2,933
MIPS Technologies, Inc. — Class A*	601	2,909
Sigma Designs, Inc.*	368	2,885
OCZ Technology Group, Inc.*	590	2,861
Echelon Corp.*	405	2,839
Extreme Networks*	1,062	2,814
IntraLinks Holdings, Inc.*	370	2,779
Cohu, Inc.	279	2,757
ShoreTel, Inc.*	540	2,689
Move, Inc.*	1,830	2,654
Renaissance Learning, Inc.	156	2,618
Avid Technology, Inc.*	338	2,616
Imation Corp.*	350	2,558
Kopin Corp.*	740	2,538
Stamps.com, Inc.	120	2,453
Integrated Silicon Solution, Inc.*	310	2,421
DemandTec, Inc.*	370	2,420
Rudolph Technologies, Inc.*	360	2,408
Exar Corp.*	419	2,392
Virtusa Corp.*	178	2,350
Seachange International, Inc.*	300	2,310
GSI Group, Inc.*	300	2,304
Web.com Group, Inc.*	330	2,303
Actuate Corp.*	410	2,263
Supertex, Inc.*	130	2,249
Wave Systems Corp. — Class A*	960	2,246
CIBER, Inc.*	740	2,242
MoneyGram International, Inc.*	960	2,237
Cray, Inc.*	420	2,230
Envestnet, Inc.*	220	2,200
Rubicon Technology, Inc.*	200	2,186
Richardson Electronics Ltd.	160	2,178
Symmetricom, Inc.*	500	2,170
Advanced Analogic Technologies, Inc.*	499	2,161
Multi-Fineline Electronix, Inc.*	108	2,154
Pericom Semiconductor Corp.*	290	2,149
Marchex, Inc. — Class A	250	2,125
Oclaro, Inc.*	580	2,111
Inphi Corp.*	240	2,105
Aeroflex Holding Corp.*	230	2,093
SciQuest, Inc.*	140	2,092
Zygo Corp.*	180	2,081
RealNetworks, Inc.	245	2,065
Active Network, Inc.*	140	2,065
Perficient, Inc.	280	2,050
Zix Corp.*	767	2,048
Mindspeed Technologies, Inc.*	390	2,028
Immersion Corp.*	330	1,973
Computer Task Group, Inc.*	175	1,955
Global Cash Access Holdings, Inc.*	739	1,892
Saba Software, Inc.*	328	1,889
American Software, Inc. — Class A	260	1,885
AXT, Inc.*	370	1,865
Limelight Networks, Inc.*	786	1,855
Vishay Precision Group, Inc.*	140	1,845
Bel Fuse, Inc. — Class B	118	1,840
TeleCommunication Systems, Inc. — Class A*	530	1,828
Intevac, Inc.*	260	1,817
Digimarc Corp.*	70	1,777
Lionbridge Technologies, Inc.*	713	1,754
ModusLink Global Solutions, Inc.	500	1,745
Echo Global Logistics, Inc.*	130	1,729
TeleNav, Inc.*	190	1,685
Anadigics, Inc.*	780	1,685
Aviat Networks, Inc.*	700	1,645
Procera Networks, Inc.*	170	1,632
Cornerstone OnDemand, Inc.*	130	1,630
SPS Commerce, Inc.	100	1,629
Callidus Software, Inc.*	350	1,614
DSP Group, Inc.*	270	1,593
VASCO Data Security International, Inc.*	310	1,584
Deltek, Inc.*	259	1,557
PLX Technology, Inc.*	510	1,535
Openwave Systems, Inc.*	980	1,529
LeCroy Corp.*	190	1,501
Agilysys, Inc.*	210	1,497
Axcelis Technologies, Inc.*	1,220	1,464
ServiceSource International, Inc.*	110	1,453
Travelzoo, Inc.*	66	1,451
Alpha & Omega Semiconductor Ltd.*	170	1,396
MoSys, Inc.*	380	1,391
Pulse Electronics Corp.	480	1,373
THQ, Inc.*	780	1,349
Radisys Corp.*	220	1,346
KVH Industries, Inc.*	170	1,345
Rimage Corp.	106	1,341
Westell Technologies, Inc. — Class A*	610	1,318
Hackett Group, Inc.*	350	1,305
DDi Corp.	170	1,231
Rosetta Stone, Inc.*	130	1,190
Responsys, Inc.*	110	1,186
MaxLinear, Inc. — Class A*	181	1,169
Convio, Inc.*	138	1,161
ePlus, Inc.*	47	1,159
GSI Technology, Inc.*	230	1,132
X-Rite, Inc.*	300	1,119
Ultra Clean Holdings*	260	1,115
Novatel Wireless, Inc.*	369	1,114
support.com, Inc.*	560	1,109
PDF Solutions, Inc.*	270	1,102
Communications Systems, Inc.	80	1,040
PRGX Global, Inc.*	220	1,038
Guidance Software, Inc.*	159	1,032
Meru Networks, Inc.*	126	1,027
FalconStor Software, Inc.*	350	1,022
ORBCOMM, Inc.*	400	1,020
Glu Mobile, Inc.*	480	1,013
Emcore Corp.*	1,020	1,010

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Information Technology - 7.4% (continued)
SRS Labs, Inc.*	140	$1,002
Dot Hill Systems Corp.*	650	982
TechTarget, Inc.*	170	971
NCI, Inc. — Class A*	80	954
Identive Group, Inc.*	450	895
Dynamics Research Corp.*	100	892
Amtech Systems, Inc.*	110	880
PC Connection, Inc.*	110	878
QAD, Inc. — Class A*	80	855
FSI International, Inc.*	450	850
CSR plc ADR*	57	745
Motricity, Inc.*	430	727
Demand Media, Inc.*	90	720
NeoPhotonics Corp.*	100	688
BigBand Networks, Inc.*	500	640
Smith Micro Software, Inc.*	418	635
Opnext, Inc.*	500	625
Numerex Corp. — Class A*	110	612
Ellie Mae, Inc.*	100	556
Viasystems Group, Inc.*	30	528
eMagin Corp.*	200	526
Dialogic, Inc.*	180	333
Quepasa Corp.*	80	275
Stream Global Services, Inc.*	110	227
FriendFinder Networks, Inc.*	60	110

Total Information Technology		1,913,363

Industrials - 6.5%
Clean Harbors, Inc.*	538	27,599
Hexcel Corp.*	1,130	25,041
CLARCOR, Inc.	580	24,000
HEICO Corp.	481	23,684
Alaska Air Group, Inc.*	410	23,079
Genesee & Wyoming, Inc. — Class A*	460	21,399
Triumph Group, Inc.	430	20,958
Teledyne Technologies, Inc.*	420	20,521
Woodward, Inc.	710	19,454
Dollar Thrifty Automotive Group, Inc.*	330	18,579
Esterline Technologies Corp.*	348	18,040
Acuity Brands, Inc.	500	18,020
FTI Consulting, Inc.	480	17,669
Acacia Research — Acacia Technologies*	490	17,635
Mueller Industries, Inc.	440	16,980
Moog, Inc. — Class A*	520	16,962
Watsco, Inc.	328	16,761
Old Dominion Freight Line, Inc.*	545	15,789
EMCOR Group, Inc.	769	15,634
Robbins & Myers, Inc.	450	15,619
Actuant Corp. — Class A	790	15,603
Curtiss-Wright Corp.	540	15,568
Middleby Corp.*	216	15,219
CoStar Group, Inc.*	291	15,123
Brady Corp. — Class A	550	14,537
United Stationers, Inc.	530	14,442
Chart Industries, Inc.	340	14,338
Belden, Inc.	550	14,185
AO Smith Corp.	440	14,093
Geo Group, Inc.*	747	13,864
Rollins, Inc.	730	13,658
Tetra Tech, Inc.*	720	13,493
Applied Industrial Technologies, Inc.	490	13,308
Brink’s Co.	540	12,587
Healthcare Services Group, Inc.	770	12,428
United Rentals, Inc.*	720	12,125
Barnes Group, Inc.	629	12,108
Advisory Board Co.*	187	12,067
Simpson Manufacturing Company, Inc.	480	11,966
Corporate Executive Board Co.	400	11,920
HUB Group, Inc. — Class A*	420	11,873
Herman Miller, Inc.	660	11,788
Avis Budget Group, Inc.*	1,210	11,701
JetBlue Airways Corp.*	2,840	11,644
ABM Industries, Inc.	610	11,627
EnerSys*	580	11,612
MasTec, Inc.	657	11,570
Deluxe Corp.	590	10,974
Kaydon Corp.	380	10,898
Werner Enterprises, Inc.	510	10,623
II-VI, Inc.*	600	10,500
US Airways Group, Inc.*	1,870	10,285
Raven Industries, Inc.	210	10,122
Atlas Air Worldwide Holdings, Inc.*	299	9,954
HNI Corp.	520	9,948
Franklin Electric Company, Inc.	270	9,796
Knight Transportation, Inc.	705	9,384
Watts Water Technologies, Inc. — Class A	350	9,328
Ameron International Corp.	106	9,004
Forward Air Corp.	337	8,577
Orbital Sciences Corp.	670	8,576
RBC Bearings, Inc.*	250	8,498
Beacon Roofing Supply, Inc.*	530	8,475
Mine Safety Appliances Co.	310	8,358
Kaman Corp.	300	8,355
Granite Construction, Inc.	444	8,334
Huron Consulting Group, Inc.*	257	8,000
ESCO Technologies, Inc.	310	7,905
DigitalGlobe, Inc.*	406	7,889
Allegiant Travel Co. — Class A*	167	7,871
Heartland Express, Inc.	580	7,865
Briggs & Stratton Corp.	580	7,836
Ceradyne, Inc.*	290	7,798
Tennant Co.	220	7,781
Meritor, Inc.*	1,090	7,695
AAR Corp.	460	7,668
Lindsay Corp.	142	7,640
Knoll, Inc.	550	7,535
Blount International, Inc.*	560	7,482
GeoEye, Inc.*	260	7,371
Titan International, Inc.	490	7,350
Unifirst Corp.	160	7,246
Interface, Inc. — Class A	609	7,223
SYKES Enterprises, Inc.*	479	7,161

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Industrials - 6.5% (continued)
Cubic Corp.	180	$7,033
Skywest, Inc.	610	7,021
EnPro Industries, Inc.*	236	7,004
Mobile Mini, Inc.*	420	6,905
3D Systems Corp.*	488	6,827
Astec Industries, Inc.*	230	6,734
McGrath Rentcorp	280	6,661
Exponent, Inc.*	160	6,613
American Science & Engineering, Inc.	108	6,593
Korn*	540	6,583
Aircastle Ltd.	665	6,331
Dycom Industries, Inc.*	410	6,273
Amerco, Inc.*	100	6,245
TAL International Group, Inc.	250	6,235
CIRCOR International, Inc.	200	5,874
Swift Transportation Co.*	910	5,860
Albany International Corp. — Class A	320	5,840
Steelcase, Inc. — Class A	920	5,805
TrueBlue, Inc.*	510	5,778
Insperity, Inc.	259	5,763
Higher One Holdings, Inc.*	350	5,695
Colfax Corp.*	280	5,673
AZZ, Inc.	146	5,660
RSC Holdings, Inc.*	780	5,561
Navigant Consulting, Inc.*	598	5,543
USG Corp.	820	5,519
G&K Services, Inc. — Class A	215	5,491
Generac Holdings, Inc.*	289	5,436
Universal Forest Products, Inc.	226	5,435
Aerovironment, Inc.*	190	5,349
Insituform Technologies, Inc. — Class A*	460	5,327
Quad	290	5,240
Rush Enterprises, Inc. — Class A*	370	5,239
Layne Christensen Co.*	226	5,221
Resources Connection, Inc.	530	5,183
Interline Brands, Inc.*	387	4,981
Badger Meter, Inc.	170	4,918
Quanex Building Products Corp.	440	4,818
Team, Inc.*	226	4,741
Sun Hydraulics Corp.	230	4,687
Arkansas Best Corp.	290	4,683
John Bean Technologies Corp.	327	4,663
Standex International Corp.	146	4,545
Griffon Corp.*	549	4,491
Mueller Water Products, Inc. — Class A	1,790	4,439
Gorman-Rupp Co.	176	4,345
Encore Wire Corp.	210	4,322
Trimas Corp.*	290	4,306
ICF International, Inc.*	224	4,213
Global Power Equipment Group, Inc.*	180	4,189
NACCO Industries, Inc. — Class A	66	4,184
Tredegar Corp.	280	4,152
Tutor Perini Corp.	360	4,136
MYR Group, Inc.*	234	4,128
Viad Corp.	236	4,007
Swisher Hygiene, Inc.	980	3,969
Ennis, Inc.	300	3,918
Pendrell Corp.*	1,740	3,915
Sauer-Danfoss, Inc.*	135	3,902
Kforce, Inc.*	390	3,826
Wabash National Corp.*	790	3,768
Comfort Systems USA, Inc.	440	3,661
Consolidated Graphics, Inc.*	99	3,616
Cascade Corp.	108	3,606
Altra Holdings, Inc.*	309	3,575
Kelly Services, Inc. — Class A	310	3,534
A123 Systems, Inc.*	1,020	3,509
Heidrick & Struggles International, Inc.	209	3,438
AAON, Inc.	214	3,371
Astronics Corp.*	116	3,277
RailAmerica, Inc.*	250	3,258
US Ecology, Inc.	210	3,249
EnergySolutions, Inc.*	920	3,248
Primoris Services Corp.	310	3,243
Federal Signal Corp.	720	3,182
Force Protection, Inc.*	820	3,157
Titan Machinery, Inc.*	176	3,150
Dolan Co.*	350	3,146
PMFG, Inc.*	199	3,138
Marten Transport Ltd.	179	3,086
APAC Customer Services, Inc.*	360	3,067
GenCorp, Inc.*	680	3,053
ACCO Brands Corp.*	640	3,053
On Assignment, Inc.*	430	3,040
Powell Industries, Inc.*	98	3,035
Taser International, Inc.*	700	3,017
CBIZ, Inc.*	456	3,005
M&F Worldwide Corp.*	119	2,930
Mistras Group, Inc.*	166	2,915
Multi-Color Corp.	128	2,892
Trex Company, Inc.	180	2,885
Gibraltar Industries, Inc.*	350	2,842
Capstone Turbine Corp.*	2,840	2,840
Standard Parking Corp.*	180	2,815
Great Lakes Dredge & Dock Corp.	680	2,768
Apogee Enterprises, Inc.	320	2,749
H&E Equipment Services, Inc.*	330	2,723
Air Transport Services Group, Inc.*	620	2,685
Douglas Dynamics, Inc.	210	2,684
Genco Shipping & Trading Ltd.*	337	2,632
Twin Disc, Inc.	98	2,614
CRA International, Inc.*	129	2,581
Textainer Group Holdings Ltd.	127	2,576
Kratos Defense & Security Solutions, Inc.*	380	2,554
Kadant, Inc.*	141	2,504

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Industrials - 6.5% (continued)
Dynamic Materials Corp.	158	$2,488
Greenbrier Companies, Inc.*	210	2,447
Hawaiian Holdings, Inc.*	580	2,442
Miller Industries, Inc.	140	2,429
Columbus McKinnon Corp.*	220	2,411
Accuride Corp.*	470	2,406
EnerNOC, Inc.*	266	2,394
InnerWorkings, Inc.*	300	2,352
LB Foster Co. — Class A	105	2,334
Furmanite Corp.*	430	2,326
Houston Wire & Cable Co.	200	2,298
RPX Corp.*	110	2,278
Spirit Airlines, Inc.*	180	2,250
Northwest Pipe Co.*	109	2,212
Commercial Vehicle Group, Inc.*	330	2,168
Zipcar, Inc.*	120	2,160
Sterling Construction Company, Inc.*	186	2,078
Odyssey Marine Exploration, Inc.*	840	2,066
Celadon Group, Inc.	230	2,042
Ameresco, Inc. — Class A*	200	2,032
FreightCar America, Inc.*	140	2,017
Insteel Industries, Inc.	200	2,014
Vicor Corp.	230	2,012
American Superconductor Corp.*	510	2,004
Saia, Inc.	187	1,967
Graham Corp.	118	1,964
Ampco-Pittsburgh Corp.	96	1,963
Michael Baker Corp.*	100	1,913
Cenveo, Inc.*	630	1,896
DXP Enterprises, Inc.*	100	1,883
Metalico, Inc.*	461	1,798
Ducommun, Inc.	120	1,798
Orion Marine Group, Inc.*	308	1,777
Lydall, Inc.*	197	1,753
Kimball International, Inc. — Class B	360	1,750
LMI Aerospace, Inc.*	102	1,740
NCI Building Systems, Inc.*	229	1,731
GP Strategies Corp.*	173	1,728
Alamo Group, Inc.	80	1,663
American Railcar Industries, Inc.*	108	1,661
Aceto Corp.	310	1,640
CAI International, Inc.*	139	1,629
CDI Corp.	150	1,602
Energy Recovery, Inc.*	530	1,595
Republic Airways Holdings, Inc.*	560	1,585
Tecumseh Products Co. — Class A*	217	1,582
SeaCube Container Leasing Ltd.	130	1,577
Quality Distribution, Inc.*	173	1,552
Casella Waste Systems, Inc. — Class A*	290	1,525
Thermon Group Holdings, Inc. — Class A*	110	1,520
Pacer International, Inc.*	400	1,500
Roadrunner Transportation Systems, Inc.*	109	1,495
KEYW Holding Corp.*	210	1,493
American Reprographics Co.*	430	1,445
Met-Pro Corp.	167	1,433
Hurco Companies, Inc.*	70	1,421
Patriot Transportation Holding, Inc.*	70	1,415
Intersections, Inc.	110	1,413
Schawk, Inc. — Class A	140	1,382
Preformed Line Products Co.	30	1,374
Xerium Technologies, Inc.*	131	1,372
LSI Industries, Inc.	220	1,371
Hill International, Inc.*	290	1,357
School Specialty, Inc.*	190	1,355
American Woodmark Corp.	110	1,332
Hudson Highland Group, Inc.*	379	1,296
VSE Corp.	50	1,294
Pike Electric Corp.*	190	1,286
AT Cross Co. — Class A*	110	1,241
Fuel Tech, Inc.*	210	1,222
International Shipholding Corp.	66	1,220
Flow International Corp.*	548	1,211
FuelCell Energy, Inc.*	1,433	1,204
Park-Ohio Holdings Corp.*	100	1,201
Barrett Business Services, Inc.	86	1,199
Active Power, Inc.*	920	1,187
Franklin Covey Co.*	150	1,140
Eagle Bulk Shipping, Inc.*	720	1,130
Excel Maritime Carriers Ltd. — Class A*	530	1,102
TMS International Corp. — Class A*	150	1,092
PowerSecure International, Inc.*	220	1,041
Satcon Technology Corp.*	1,050	998
NN, Inc.*	190	960
Heritage-Crystal Clean, Inc.*	50	908
Argan, Inc.*	87	886
Baltic Trading Ltd.	190	884
Valence Technology, Inc.*	830	863
Coleman Cable, Inc.*	98	829
Microvision, Inc.*	1,210	823
WCA Waste Corp.*	190	806
Universal Truckload Services, Inc.	60	780
Courier Corp.	116	759
Builders FirstSource, Inc.*	520	660
UniTek Global Services, Inc.*	130	645
TRC Companies, Inc.*	200	602
Ultrapetrol Bahamas Ltd.*	250	568
Lawson Products, Inc.	40	541
Essex Rental Corp.*	200	492
Broadwind Energy, Inc.*	1,239	397
Covenant Transportation Group, Inc. — Class A*	100	365
Omega Flex, Inc.*	27	359
Compx International, Inc.	10	127
Ener1, Inc.*	842	115

Total Industrials		1,673,917

Consumer Discretionary - 5.6%
Warnaco Group, Inc.*	510	23,506
Crocs, Inc.*	990	23,433
Sotheby’s	780	21,505

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Consumer Discretionary - 5.6% (continued)
Cinemark Holdings, Inc.	1,072	$20,239
Rent-A-Center, Inc.	730	20,039
Ascena Retail Group, Inc.*	727	19,680
Domino’s Pizza, Inc.*	710	19,347
Wolverine World Wide, Inc.	570	18,952
Life Time Fitness, Inc.*	490	18,057
Tenneco, Inc.*	700	17,927
Dana Holding Corp.*	1,690	17,745
Carter’s, Inc.*	570	17,408
Cheesecake Factory, Inc.*	670	16,516
Vail Resorts, Inc.	420	15,872
Men’s Wearhouse, Inc.	590	15,387
HSN, Inc.	460	15,240
Jos A. Bank Clothiers, Inc.*	318	14,828
Pool Corp.	560	14,661
Brunswick Corp.	1,030	14,461
Coinstar, Inc.*	360	14,400
Shutterfly, Inc.*	347	14,289
Genesco, Inc.*	270	13,913
Childrens Place Retail Stores, Inc.*	299	13,912
ANN, Inc.*	600	13,704
Six Flags Entertainment Corp.	480	13,306
Iconix Brand Group, Inc.*	840	13,272
Hillenbrand, Inc.	720	13,248
Steven Madden Ltd.*	440	13,244
Live Nation Entertainment, Inc.*	1,630	13,056
Express, Inc.	640	12,986
Buffalo Wild Wings, Inc.*	210	12,558
BJ’s Restaurants, Inc.*	280	12,351
Pier 1 Imports, Inc.*	1,230	12,029
Finish Line, Inc. — Class A	600	11,994
Buckle, Inc.	310	11,923
Saks, Inc.*	1,330	11,637
Monro Muffler Brake, Inc.	350	11,540
Vitamin Shoppe, Inc.*	290	10,858
Hibbett Sports, Inc.*	320	10,845
Strayer Education, Inc.	140	10,734
Cracker Barrel Old Country Store, Inc.	267	10,701
Valassis Communications, Inc.*	570	10,682
Jack in the Box, Inc.	530	10,558
Matthews International Corp. — Class A	340	10,458
Arbitron, Inc.	310	10,255
Cabela’s, Inc.*	497	10,184
Aeropostale, Inc.*	930	10,053
Bob Evans Farms, Inc.	350	9,982
Group 1 Automotive, Inc.	280	9,954
99 Cents Only Stores*	540	9,947
Texas Roadhouse, Inc. — Class A	726	9,598
Meredith Corp.	420	9,509
Regis Corp.	670	9,440
Jones Group, Inc.	1,010	9,302
National CineMedia, Inc.	640	9,286
Collective Brands, Inc.*	710	9,202
New York Times Co. — Class A*	1,580	9,180
Helen of Troy Ltd.*	360	9,043
Select Comfort Corp.*	640	8,941
American Greetings Corp. — Class A	470	8,695
Scholastic Corp.	310	8,689
Vera Bradley, Inc.*	230	8,292
Peet’s Coffee & Tea, Inc.*	148	8,235
Penske Automotive Group, Inc.	510	8,160
True Religion Apparel, Inc.*	300	8,088
Gaylord Entertainment Co.	410	7,929
Cooper Tire & Rubber Co.	719	7,830
International Speedway Corp. — Class A	340	7,766
K12, Inc.*	300	7,638
Orient-Express Hotels Ltd. — Class A*	1,100	7,601
MDC Holdings, Inc.	430	7,284
Cato Corp. — Class A	320	7,219
Steiner Leisure Ltd.*	177	7,216
American Public Education, Inc.*	210	7,140
PF Chang’s China Bistro, Inc.	260	7,082
iRobot Corp.*	277	6,969
Papa John’s International, Inc.	229	6,962
DineEquity, Inc.*	179	6,890
Ascent Capital Group, Inc. — Class A*	170	6,684
Office Depot, Inc.*	3,200	6,592
CEC Entertainment, Inc.	230	6,548
Pinnacle Entertainment, Inc.*	710	6,447
Maidenform Brands, Inc.	270	6,321
Columbia Sportswear Co.	136	6,310
Interval Leisure Group, Inc.*	460	6,127
Skechers U.S.A., Inc. — Class A*	430	6,033
PEP Boys-Manny Moe & Jack	610	6,021
Ameristar Casinos, Inc.	370	5,939
Jakks Pacific, Inc.	310	5,875
American Axle & Manufacturing Holdings, Inc.*	768	5,860
Stage Stores, Inc.	420	5,825
Churchill Downs, Inc.	147	5,737
Sturm Ruger & Company, Inc.	220	5,716
Asbury Automotive Group, Inc.*	340	5,607
Liz Claiborne, Inc.*	1,090	5,450
Ryland Group, Inc.	510	5,431
Stewart Enterprises, Inc. — Class A	910	5,414
Ruby Tuesday, Inc.*	750	5,370
Grand Canyon Education, Inc.*	330	5,329
Blue Nile, Inc.*	150	5,292
Belo Corp. — Class A	1,070	5,232
GNC Holdings, Inc. — Class A*	260	5,231
KB Home	890	5,215
Shuffle Master, Inc.*	620	5,214
Oxford Industries, Inc.	150	5,145
Capella Education Co.*	180	5,108
Biglari Holdings, Inc.*	17	5,039
Sonic Corp.*	710	5,020
Sonic Automotive, Inc. — Class A	460	4,963
Modine Manufacturing Co.*	540	4,892

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Consumer Discretionary - 5.6% (continued)
Meritage Homes Corp.*	320	$4,845
OfficeMax, Inc.*	990	4,802
Fred’s, Inc. — Class A	450	4,797
Scientific Games Corp. — Class A*	670	4,770
Wet Seal, Inc. — Class A*	1,040	4,659
Quiksilver, Inc.*	1,500	4,575
Krispy Kreme Doughnuts, Inc.*	670	4,569
Knology, Inc.*	350	4,543
La-Z-Boy, Inc.*	600	4,446
Drew Industries, Inc.	220	4,396
National Presto Industries, Inc.	50	4,346
G-III Apparel Group Ltd.*	190	4,343
Harte-Hanks, Inc.	510	4,325
Zumiez, Inc.*	244	4,272
MDC Partners, Inc. — Class A	290	4,182
Sinclair Broadcast Group, Inc. — Class A	582	4,173
Superior Industries International, Inc.	270	4,172
Lumber Liquidators Holdings, Inc.*	270	4,077
Core-Mark Holding Company, Inc.*	130	3,982
Dorman Products, Inc.*	120	3,970
Hot Topic, Inc.	520	3,968
Barnes & Noble, Inc.	330	3,904
Rue21, Inc.*	170	3,857
Callaway Golf Co.	740	3,826
Ethan Allen Interiors, Inc.	280	3,811
Denny’s Corp.*	1,140	3,796
NutriSystem, Inc.	309	3,742
Bridgepoint Education, Inc.*	210	3,662
Bravo Brio Restaurant Group, Inc.*	220	3,661
Fuel Systems Solutions, Inc.*	190	3,650
Brown Shoe Company, Inc.	508	3,617
Red Robin Gourmet Burgers, Inc.*	150	3,614
Lithia Motors, Inc. — Class A	250	3,595
Lions Gate Entertainment Corp.*	520	3,588
Exide Technologies*	890	3,560
Charming Shoppes, Inc.*	1,340	3,484
AFC Enterprises, Inc.*	290	3,431
Universal Technical Institute, Inc.*	248	3,370
Blyth, Inc.	60	3,327
Amerigon, Inc.*	260	3,310
Central European Media Enterprises Ltd. — Class A*	420	3,280
Boyd Gaming Corp.*	630	3,087
America’s Car-Mart, Inc.*	106	3,076
Standard Pacific Corp.*	1,230	3,038
Bebe Stores, Inc.	442	2,970
Standard Motor Products, Inc.	226	2,931
Universal Electronics, Inc.*	174	2,852
Perry Ellis International, Inc.*	150	2,820
World Wrestling Entertainment, Inc. — Class A	314	2,798
EW Scripps Co. — Class A*	390	2,726
Cavco Industries, Inc.*	79	2,721
Zagg, Inc.*	260	2,579
Body Central Corp.*	140	2,542
Shoe Carnival, Inc.*	106	2,502
Libbey, Inc.*	230	2,424
Eastman Kodak Co.*	3,100	2,418
Movado Group, Inc.	197	2,399
Marcus Corp.	239	2,378
Fisher Communications, Inc.*	106	2,368
Winnebago Industries, Inc.*	340	2,353
PetMed Express, Inc.	250	2,250
Talbots, Inc.*	810	2,187
Haverty Furniture Companies, Inc.	218	2,178
Lincoln Educational Services Corp.	265	2,144
hhgregg, Inc.*	208	2,028
Stein Mart, Inc.	320	2,000
Arctic Cat, Inc.*	137	1,985
Citi Trends, Inc.*	168	1,977
Casual Male Retail Group, Inc.*	490	1,842
Kirkland’s, Inc.*	197	1,806
Weyco Group, Inc.	80	1,784
Mac-Gray Corp.	137	1,769
Tuesday Morning Corp.*	500	1,760
Ruth’s Hospitality Group, Inc.*	408	1,750
MarineMax, Inc.*	270	1,747
Town Sports International Holdings, Inc.*	240	1,742
Smith & Wesson Holding Corp.	690	1,739
Steinway Musical Instruments, Inc.*	80	1,725
Caribou Coffee Company, Inc.*	144	1,702
Speedway Motorsports, Inc.	140	1,691
Leapfrog Enterprises, Inc. — Class A*	480	1,618
Stoneridge, Inc.*	308	1,608
Spartan Motors, Inc.	380	1,569
Destination Maternity Corp.	120	1,544
Systemax, Inc.*	120	1,526
Big 5 Sporting Goods Corp.	250	1,520
CSS Industries, Inc.	90	1,501
Morgans Hotel Group Co.*	250	1,498
Journal Communications, Inc. — Class A*	499	1,482
Entercom Communications Corp. — Class A*	280	1,470
Christopher & Banks Corp.	410	1,447
Corinthian Colleges, Inc.*	900	1,404
Winmark Corp.	30	1,387
Cost Plus, Inc.*	220	1,386
Rentrak Corp.*	110	1,385
REX American Resources Corp.*	80	1,350
interCLICK, Inc.*	240	1,332
Beazer Homes USA, Inc.*	880	1,329
Unifi, Inc.*	160	1,307
M/I Homes, Inc.*	217	1,304
West Marine, Inc.*	169	1,301

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Consumer Discretionary - 5.6% (continued)
Benihana, Inc. — Class A*	150	$1,292
O’Charleys, Inc.*	217	1,289
K-Swiss, Inc. — Class A*	300	1,275
Carrols Restaurant Group, Inc.*	143	1,273
Archipelago Learning, Inc.*	150	1,260
Delta Apparel, Inc.*	80	1,260
Multimedia Games Holding Company, Inc.*	310	1,252
Cherokee, Inc.	96	1,234
Overstock.com, Inc.*	130	1,205
ReachLocal, Inc.*	110	1,196
Conn’s, Inc.*	166	1,192
Saga Communications, Inc. — Class A*	40	1,180
Audiovox Corp. — Class A*	210	1,153
Motorcar Parts of America, Inc.*	140	1,152
Ambassadors Group, Inc.	200	1,146
Isle of Capri Casinos, Inc.*	234	1,133
Valuevision Media, Inc. — Class A*	470	1,109
Red Lion Hotels Corp.*	165	1,107
RG Barry Corp.	100	1,060
Zale Corp.*	370	1,054
Lifetime Brands, Inc.	108	1,041
Monarch Casino & Resort, Inc.*	106	1,037
McCormick & Schmick’s Seafood Restaurants, Inc.*	149	1,031
New York & Company, Inc.*	318	1,014
Geeknet, Inc.*	50	1,011
Summer Infant, Inc.*	150	990
Furniture Brands International, Inc.*	480	989
Black Diamond, Inc.*	150	978
Jamba, Inc.*	757	977
Outdoor Channel Holdings, Inc.	170	972
Build-A-Bear Workshop, Inc. — Class A*	190	969
Kenneth Cole Productions, Inc. — Class A*	90	966
Martha Stewart Living Omnimedia — Class A*	309	964
Johnson Outdoors, Inc. — Class A*	60	923
AH Belo Corp. — Class A	218	916
Luby’s, Inc.*	220	902
McClatchy Co. — Class A*	670	898
Gray Television, Inc.*	570	889
US Auto Parts Network, Inc.*	174	882
Global Sources Ltd.*	130	880
Coldwater Creek, Inc.*	700	875
Hovnanian Enterprises, Inc. — Class A*	710	866
Einstein Noah Restaurant Group, Inc.	67	860
Nexstar Broadcasting Group, Inc. — Class A*	130	859
Sealy Corp.*	570	844
Tower International, Inc.*	80	825
Cumulus Media, Inc. — Class A*	270	767
LIN TV Corp. — Class A*	340	741
Skyline Corp.	77	735
Gordmans Stores, Inc.*	60	718
National American University Holdings, Inc.	100	716
1-800-Flowers.com, Inc. — Class A*	300	696
Bon-Ton Stores, Inc.	140	696
Pacific Sunwear of California, Inc.*	550	660
Syms Corp.*	70	614
Entravision Communications Corp. — Class A*	580	592
Crown Media Holdings, Inc. — Class A*	407	582
Cambium Learning Group, Inc.*	190	568
Shiloh Industries, Inc.	60	538
Orbitz Worldwide, Inc.*	240	521
Marine Products Corp.*	118	404
Value Line, Inc.	20	230
Westwood One, Inc.*	60	218

Total Consumer Discretionary		1,465,078

Health Care - 5.5%
Healthspring, Inc.*	780	28,439
Cepheid, Inc.*	715	27,763
Medicis Pharmaceutical Corp. — Class A	710	25,901
Cubist Pharmaceuticals, Inc.*	690	24,371
athenahealth, Inc.*	400	23,820
HMS Holdings Corp.*	974	23,756
Onyx Pharmaceuticals, Inc.*	730	21,907
Quality Systems, Inc.	220	21,340
Seattle Genetics, Inc.*	1,110	21,157
Owens & Minor, Inc.	740	21,075
STERIS Corp.	680	19,904
Salix Pharmaceuticals Ltd.*	670	19,832
WellCare Health Plans, Inc.*	490	18,610
Volcano Corp.*	604	17,897
Magellan Health Services, Inc.*	370	17,871
Haemonetics Corp.*	300	17,544
Alkermes plc*	1,100	16,786
Centene Corp.*	580	16,629
Questcor Pharmaceuticals, Inc.*	610	16,629
HealthSouth Corp.*	1,100	16,423
Theravance, Inc.*	800	16,112
Viropharma, Inc.	880	15,902
West Pharmaceutical Services, Inc.	390	14,469
Incyte Corporation Ltd.*	1,020	14,249
Impax Laboratories, Inc.*	750	13,433
Ariad Pharmaceuticals, Inc.*	1,522	13,378
Chemed Corp.	240	13,190
Masimo Corp.	608	13,163
PAREXEL International Corp.*	679	12,853
MAKO Surgical Corp.*	370	12,661
PSS World Medical, Inc.*	640	12,602
InterMune, Inc.*	560	11,312

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Health Care - 5.5% (continued)
Par Pharmaceutical Companies, Inc.*	420	$11,180
Align Technology, Inc.*	706	10,710
NxStage Medical, Inc.*	510	10,639
Jazz Pharmaceuticals, Inc.*	250	10,380
MWI Veterinary Supply, Inc.*	146	10,048
Accretive Health, Inc.*	460	9,766
Luminex Corp.*	440	9,755
Immunogen, Inc.*	870	9,535
Zoll Medical Corp.*	249	9,397
Neogen Corp.*	270	9,374
Cyberonics, Inc.*	330	9,339
DexCom, Inc.*	770	9,240
Medicines Co.*	620	9,226
HeartWare International, Inc.*	142	9,146
Acorda Therapeutics, Inc.	450	8,982
PDL BioPharma, Inc.	1,610	8,935
Arthrocare Corp.*	310	8,919
Integra LifeSciences Holdings Corp.*	240	8,585
Air Methods Corp.*	133	8,468
Computer Programs & Systems, Inc.	125	8,269
Vivus, Inc.*	1,020	8,231
Auxilium Pharmaceuticals, Inc.*	547	8,200
Insulet Corp.*	530	8,088
Wright Medical Group, Inc.*	450	8,046
Amsurg Corp. — Class A*	357	8,032
Exelixis, Inc.	1,470	8,026
NuVasive, Inc.*	460	7,852
Isis Pharmaceuticals, Inc.*	1,150	7,797
Invacare Corp.	330	7,603
CONMED Corp.*	327	7,524
Meridian Bioscience, Inc.	470	7,398
Hanger Orthopedic Group, Inc.*	390	7,367
Optimer Pharmaceuticals, Inc.*	530	7,335
Orthofix International N.V.*	207	7,144
IPC The Hospitalist Company, Inc.*	190	6,781
Analogic Corp.	148	6,721
NPS Pharmaceuticals, Inc.*	990	6,445
Nektar Therapeutics*	1,320	6,402
Merit Medical Systems, Inc.*	480	6,307
Pharmacyclics, Inc.*	530	6,270
Ironwood Pharmaceuticals, Inc. — Class A*	580	6,264
Medivation, Inc.*	360	6,113
Momenta Pharmaceuticals, Inc.*	528	6,072
Abaxis, Inc.*	257	5,888
Halozyme Therapeutics, Inc. — Class A	950	5,833
Rigel Pharmaceuticals, Inc.*	790	5,814
Sequenom, Inc.	1,140	5,803
Caliper Life Sciences, Inc.*	540	5,654
Endologix, Inc.*	560	5,622
AVEO Pharmaceuticals, Inc.*	359	5,525
Opko Health, Inc.*	1,260	5,456
Greatbatch, Inc.*	270	5,403
Quidel Corp.*	330	5,402
MedAssets, Inc.*	554	5,324
Omnicell, Inc.*	380	5,236
Landauer, Inc.	105	5,202
Kindred Healthcare, Inc.	600	5,172
Bio-Reference Labs, Inc.*	280	5,155
ICU Medical, Inc.*	140	5,152
Micromet, Inc.*	1,060	5,088
Akorn, Inc.*	650	5,076
Amedisys, Inc.*	340	5,039
Team Health Holdings, Inc.*	306	5,025
Molina Healthcare, Inc.*	325	5,018
Emeritus Corp.*	350	4,935
SonoSite, Inc. — Class A	160	4,854
PharMerica Corp.*	340	4,852
Targacept, Inc.*	317	4,755
Spectrum Pharmaceuticals, Inc.*	600	4,578
Genomic Health, Inc.*	200	4,396
Ensign Group, Inc.	190	4,391
Emergent Biosolutions, Inc.*	280	4,320
OraSure Technologies, Inc.*	540	4,298
Atrion Corp.	20	4,148
AVANIR Pharmaceuticals, Inc. — Class A*	1,430	4,090
ABIOMED, Inc.*	370	4,081
Exact Sciences Corp.*	600	3,978
Affymetrix, Inc.*	810	3,969
Hi-Tech Pharmacal Company, Inc.*	117	3,931
Medidata Solutions, Inc.*	239	3,929
National Healthcare Corp.	120	3,876
Triple-S Management Corp. — Class B*	230	3,853
Healthways, Inc.*	390	3,834
Angiodynamics, Inc.*	290	3,811
Conceptus, Inc.*	360	3,769
MAP Pharmaceuticals, Inc.*	256	3,743
Universal American Corp.	370	3,722
Merge Healthcare, Inc.*	600	3,654
AMAG Pharmaceuticals, Inc.*	240	3,542
Select Medical Holdings Corp.*	520	3,468
Neurocrine Biosciences, Inc.*	570	3,409
MannKind Corp.*	892	3,381
Savient Pharmaceuticals, Inc.*	820	3,362
Depomed, Inc.*	620	3,348
Cantel Medical Corp.	156	3,295
Symmetry Medical, Inc.*	420	3,242
Neoprobe Corp.*	1,090	3,226
Natus Medical, Inc.*	338	3,214
Staar Surgical Co.*	410	3,198
Accuray, Inc.*	790	3,176
Idenix Pharmaceuticals, Inc.*	636	3,174
Geron Corp.*	1,490	3,159
ExamWorks Group, Inc.*	310	3,156
Arqule, Inc.*	617	3,116
Ligand Pharmaceuticals, Inc. — Class B*	226	3,092
Sunrise Senior Living, Inc.*	660	3,056
Enzon Pharmaceuticals, Inc.*	430	3,027
LHC Group, Inc.*	177	3,020

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Health Care - 5.5% (continued)
BioScrip, Inc.*	470	$2,989
Corvel Corp.*	70	2,975
ZIOPHARM Oncology, Inc.*	670	2,955
Ardea Biosciences, Inc.*	189	2,952
Assisted Living Concepts, Inc. — Class A	228	2,889
Cadence Pharmaceuticals, Inc.*	440	2,882
Biosante Pharmaceuticals, Inc.*	1,260	2,873
Oncothyreon, Inc.*	480	2,870
Curis, Inc.*	880	2,781
Unilife Corp.*	660	2,772
Spectranetics Corp.*	387	2,763
Alnylam Pharmaceuticals, Inc.*	420	2,759
MedQuist Holdings, Inc.*	360	2,722
Dynavax Technologies Corp.*	1,420	2,641
Sangamo Biosciences, Inc.*	600	2,610
Achillion Pharmaceuticals, Inc.*	550	2,596
US Physical Therapy, Inc.	140	2,593
eResearchTechnology, Inc.*	570	2,542
Tornier N.V.*	120	2,459
Arena Pharmaceuticals, Inc.*	1,683	2,440
Immunomedics, Inc.*	760	2,432
Kensey Nash Corp.*	99	2,425
XenoPort, Inc.*	410	2,419
Keryx Biopharmaceuticals, Inc.*	800	2,400
Cell Therapeutics, Inc.*	2,230	2,364
Antares Pharma, Inc.*	1,010	2,343
HealthStream, Inc.*	180	2,309
Vascular Solutions, Inc.*	199	2,279
Chelsea Therapeutics International Ltd.*	620	2,263
Transcend Services, Inc.*	100	2,254
Synovis Life Technologies, Inc.*	130	2,171
Continucare Corp.*	340	2,169
Metropolitan Health Networks, Inc.*	469	2,129
Endocyte, Inc.*	200	2,120
RTI Biologics, Inc.*	640	2,106
Vical, Inc.*	830	2,058
Pain Therapeutics, Inc.	430	2,047
Obagi Medical Products, Inc.*	216	1,959
Capital Senior Living Corp.*	317	1,956
Progenics Pharmaceuticals, Inc.*	340	1,952
Gentiva Health Services, Inc.*	350	1,932
Maxygen, Inc.	347	1,898
AMN Healthcare Services, Inc.*	460	1,845
Delcath Systems, Inc.*	550	1,837
Nymox Pharmaceutical Corp.*	224	1,832
Affymax, Inc.*	407	1,823
Lexicon Pharmaceuticals, Inc.*	1,970	1,812
Raptor Pharmaceutical Corp.*	400	1,804
Hansen Medical, Inc.*	542	1,799
Inhibitex, Inc.*	730	1,796
IRIS International, Inc.*	200	1,794
Novavax, Inc.*	1,110	1,787
AVI BioPharma, Inc.*	1,560	1,747
Metabolix, Inc.*	397	1,739
Palomar Medical Technologies, Inc.*	220	1,734
Cambrex Corp.*	340	1,714
Young Innovations, Inc.	60	1,710
Cardiovascular Systems, Inc.*	150	1,708
Santarus, Inc.*	610	1,702
American Dental Partners, Inc.*	174	1,681
Allos Therapeutics, Inc.*	910	1,674
Columbia Laboratories, Inc.*	850	1,657
Cytori Therapeutics, Inc.*	558	1,646
Furiex Pharmaceuticals, Inc.*	115	1,636
Almost Family, Inc.*	98	1,630
Vanda Pharmaceuticals, Inc.*	328	1,624
Sagent Pharmaceuticals, Inc.*	80	1,619
SurModics, Inc.*	177	1,611
Providence Service Corp.*	150	1,598
AtriCure, Inc.*	160	1,558
Infinity Pharmaceuticals, Inc.*	219	1,544
Ampio Pharmaceuticals, Inc.*	230	1,530
Sciclone Pharmaceuticals, Inc.*	400	1,524
Durect Corp.*	930	1,497
Insmed, Inc.*	290	1,479
Corcept Therapeutics, Inc.*	474	1,469
Rockwell Medical Technologies, Inc.*	180	1,469
CryoLife, Inc.*	320	1,437
Dyax Corp.*	1,140	1,436
Exactech, Inc.*	102	1,436
Synergetics USA, Inc.*	260	1,401
Cross Country Healthcare, Inc.*	320	1,338
Alphatec Holdings, Inc.*	621	1,310
SIGA Technologies, Inc.*	400	1,308
Array Biopharma, Inc.*	660	1,294
ISTA Pharmaceuticals, Inc.*	370	1,277
Codexis, Inc.*	279	1,275
Aegerion Pharmaceuticals, Inc.*	100	1,267
Pacific Biosciences of California, Inc.*	390	1,252
Astex Pharmaceuticals*	650	1,248
Biotime, Inc.*	280	1,235
Five Star Quality Care, Inc.*	480	1,200
Medtox Scientific, Inc.	90	1,178
Cerus Corp.*	550	1,166
Celldex Therapeutics, Inc.*	510	1,165
Uroplasty, Inc.*	240	1,164
Chindex International, Inc.*	130	1,145
Anthera Pharmaceuticals, Inc.*	240	1,145
Harvard Bioscience, Inc.*	270	1,139
Enzo Biochem, Inc.*	440	1,131
Cynosure, Inc. — Class A*	112	1,130
OncoGenex Pharmaceutical, Inc.*	110	1,078
Alimera Sciences, Inc.*	133	1,064
Dusa Pharmaceuticals, Inc.*	280	1,036
Biolase Technology, Inc.*	331	993
Fluidigm Corp.*	70	975
Osiris Therapeutics, Inc.*	190	973
Biospecifics Technologies Corp.*	60	968
Medical Action Industries, Inc.*	188	949

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Health Care - 5.5% (continued)
BioCryst Pharmaceuticals, Inc.*	330	$911
Synta Pharmaceuticals Corp.*	270	877
Solta Medical, Inc.*	700	875
RadNet, Inc.*	350	854
Peregrine Pharmaceuticals, Inc.*	780	850
Zalicus, Inc.*	860	843
CardioNet, Inc.*	280	840
Cleveland Biolabs, Inc.*	330	838
GTx, Inc.*	250	838
Nabi Biopharmaceuticals*	490	823
Skilled Healthcare Group, Inc. — Class A*	226	816
KV Pharmaceutical Co. — Class A*	590	796
Sun Healthcare Group, Inc.*	289	780
Orexigen Therapeutics, Inc.*	370	736
Lannett Company, Inc.*	190	728
BioMimetic Therapeutics, Inc.*	220	726
Pozen, Inc.*	300	723
PharmAthene, Inc.*	410	722
Albany Molecular Research, Inc.*	250	705
Amicus Therapeutics, Inc.*	180	691
Anacor Pharmaceuticals, Inc.*	120	684
National Research Corp.	20	663
Complete Genomics, Inc.*	110	646
Epocrates, Inc.*	70	631
Cornerstone Therapeutics, Inc.*	96	614
Pacira Pharmaceuticals, Inc.*	60	596
Stereotaxis, Inc.*	510	566
Sucampo Pharmaceuticals, Inc. — Class A*	146	545
Bacterin International Holdings, Inc.*	260	520
Trius Therapeutics, Inc.*	70	441
Sunesis Pharmaceuticals, Inc.*	330	406
Acura Pharmaceuticals, Inc.*	119	405
Transcept Pharmaceuticals, Inc.*	60	397
DynaVox, Inc. — Class A*	110	396
Pernix Therapeutics Holdings*	40	353
Neostem, Inc.*	530	345
BG Medicine, Inc.*	90	319
Alliance HealthCare Services, Inc.*	280	319
Zogenix, Inc.*	130	238

Total Health Care		1,439,050

Energy - 2.7%
World Fuel Services Corp.	820	26,773
Dril-Quip, Inc.*	400	21,564
CVR Energy, Inc.*	1,015	21,457
Rosetta Resources, Inc.*	610	20,874
Berry Petroleum Co. — Class A	590	20,874
Bill Barrett Corp.*	540	19,570
Energy XXI Bermuda Ltd.*	870	18,661
Lufkin Industries, Inc.	349	18,570
Bristow Group, Inc.	420	17,821
Complete Production Services, Inc.*	910	17,153
Helix Energy Solutions Group, Inc.*	1,220	15,982
Oasis Petroleum, Inc.*	690	15,408
Golar LNG Ltd.	460	14,619
Northern Oil and Gas, Inc.*	726	14,077
Key Energy Services, Inc.*	1,440	13,666
Kodiak Oil & Gas Corp.	2,410	12,556
Swift Energy Co.*	490	11,927
Cloud Peak Energy, Inc.*	700	11,865
Gulfport Energy Corp.*	486	11,751
McMoRan Exploration Co.*	1,130	11,221
Gulfmark Offshore, Inc. — Class A*	270	9,812
Carrizo Oil & Gas, Inc.*	450	9,697
SemGroup Corp. — Class A*	480	9,581
Global Industries Ltd.*	1,170	9,266
Stone Energy Corp.*	566	9,175
Patriot Coal Corp.*	1,050	8,883
Comstock Resources, Inc.*	550	8,503
Apco Oil and Gas International, Inc.	106	7,889
Contango Oil & Gas Co.*	140	7,659
Nordic American Tankers Ltd.	540	7,614
Western Refining, Inc.*	610	7,601
Exterran Holdings, Inc.*	740	7,193
ION Geophysical Corp.*	1,517	7,175
Tetra Technologies, Inc.*	890	6,871
Ship Finance International Ltd.	520	6,760
Hyperdynamics Corp.*	1,790	6,623
Hornbeck Offshore Services, Inc.*	260	6,477
Crosstex Energy, Inc.	470	6,336
Newpark Resources, Inc.*	1,040	6,334
Clean Energy Fuels Corp.*	568	6,316
Resolute Energy Corp.	530	6,021
Parker Drilling Co.	1,350	5,927
Targa Resources Corp.	190	5,653
W&T Offshore, Inc.	400	5,504
Petroleum Development Corp.*	270	5,235
Rex Energy Corp.*	402	5,085
Pioneer Drilling Co.*	708	5,083
Cheniere Energy, Inc.*	960	4,944
Approach Resources, Inc.*	260	4,417
Overseas Shipholding Group, Inc.	309	4,246
Magnum Hunter Resources Corp.*	1,280	4,237
GeoResources, Inc.*	235	4,181
Knightsbridge Tankers Ltd.	250	4,137
Tesco Corp.*	350	4,060
Amyris, Inc.*	200	4,048
Basic Energy Services, Inc.*	280	3,965
ATP Oil & Gas Corp.*	510	3,932
Hercules Offshore, Inc.*	1,330	3,884
Energy Partners Ltd.*	330	3,653
Petroquest Energy, Inc.*	650	3,575
Goodrich Petroleum Corp.*	300	3,546
Gulf Island Fabrication, Inc.	170	3,516
Endeavour International Corp.*	428	3,415
Harvest Natural Resources, Inc.*	390	3,342
BPZ Resources, Inc.*	1,173	3,249
Venoco, Inc.*	340	2,995
Penn Virginia Corp.	530	2,952

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Energy - 2.7% (continued)
Clayton Williams Energy, Inc.*	68	$2,911
PHI, Inc.*	150	2,871
Vaalco Energy, Inc.*	590	2,867
Frontline Ltd.	590	2,862
OYO Geospace Corp.*	47	2,646
Houston American Energy Corp.	190	2,614
James River Coal Co.*	410	2,612
Matrix Service Co.*	300	2,553
Vantage Drilling Co.*	2,018	2,523
Abraxas Petroleum Corp.	950	2,508
FX Energy, Inc.*	600	2,478
Teekay Tankers Ltd. — Class A	490	2,254
Uranium Energy Corp.*	819	2,244
Green Plains Renewable Energy, Inc.*	239	2,230
Panhandle Oil and Gas, Inc. — Class A	78	2,213
USEC, Inc.	1,340	2,157
Cal Dive International, Inc.*	1,100	2,101
Dawson Geophysical Co.*	86	2,028
Rentech, Inc.*	2,567	2,003
Gastar Exploration Ltd.*	667	2,001
Warren Resources, Inc.*	820	1,968
Willbros Group, Inc.*	450	1,876
Natural Gas Services Group, Inc.*	141	1,809
Delek US Holdings, Inc.	160	1,803
Triangle Petroleum Corp.*	500	1,795
Callon Petroleum Co.*	450	1,741
Global Geophysical Services, Inc.*	211	1,682
Mitcham Industries, Inc.*	140	1,568
GMX Resources, Inc.*	690	1,566
Scorpio Tankers, Inc.*	290	1,531
DHT Holdings, Inc.	740	1,510
Evolution Petroleum Corp.*	188	1,327
Solazyme, Inc.*	130	1,249
Voyager Oil & Gas, Inc.*	540	1,134
RigNet, Inc.*	70	1,122
Ur-Energy, Inc.*	1,190	1,071
Uranerz Energy Corp.*	740	1,014
Miller Energy Resources, Inc.*	359	948
Syntroleum Corp.*	1,018	876
Westmoreland Coal Co.*	110	854
Union Drilling, Inc.*	174	818
Alon USA Energy, Inc.	130	797
Uranium Resources, Inc.*	1,080	736
L&L Energy, Inc.*	256	691
Zion Oil & Gas, Inc.*	350	686
Isramco, Inc.*	10	578
Crimson Exploration, Inc.*	250	537
CAMAC Energy, Inc.*	680	408
Hallador Energy Co.	47	402
Gevo, Inc.*	70	390
General Maritime Corp.	1,342	349
Geokinetics, Inc.*	120	290

Total Energy		690,758

Materials - 1.9%
Coeur d’Alene Mines Corp.*	1,030	22,083
Sensient Technologies Corp.	580	18,879
Hecla Mining Co.*	3,220	17,259
Olin Corp.	920	16,569
NewMarket Corp.	107	16,250
Balchem Corp.	330	12,312
Arch Chemicals, Inc.	260	12,199
PolyOne Corp.	1,080	11,567
Chemtura Corp.*	1,110	11,133
Buckeye Technologies, Inc.	460	11,091
Thompson Creek Metals Company, Inc.*	1,760	10,683
Schweitzer-Mauduit International, Inc.	190	10,615
Globe Specialty Metals, Inc.	730	10,600
HB Fuller Co.	570	10,385
Minerals Technologies, Inc.	210	10,347
Stillwater Mining Co.*	1,188	10,098
Innophos Holdings, Inc.	247	9,848
Calgon Carbon Corp.*	650	9,470
OM Group, Inc.*	360	9,349
Worthington Industries, Inc.	660	9,220
Clearwater Paper Corp.*	264	8,971
Eagle Materials, Inc.	510	8,492
Texas Industries, Inc.	267	8,475
Kaiser Aluminum Corp.	188	8,325
RTI International Metals, Inc.*	350	8,162
Louisiana-Pacific Corp.	1,520	7,752
Deltic Timber Corp.	120	7,162
PH Glatfelter Co.	530	7,001
AMCOL International Corp.	280	6,717
Innospec, Inc.*	270	6,537
Graphic Packaging Holding Co.*	1,844	6,362
KapStone Paper and Packaging Corp.*	450	6,250
Boise, Inc.	1,204	6,225
Ferro Corp.*	1,000	6,150
Koppers Holdings, Inc.	239	6,121
A. Schulman, Inc.	360	6,116
Stepan Co.	90	6,046
Haynes International, Inc.	137	5,953
Kraton Performance Polymers, Inc.*	367	5,938
LSB Industries, Inc.*	207	5,935
Golden Star Resources Ltd.*	2,980	5,543
Gold Resource Corp.	330	5,495
Materion Corp.*	240	5,443
Georgia Gulf Corp.*	390	5,394
Century Aluminum Co.*	590	5,275
US Gold Corp.*	1,219	4,888
Jaguar Mining, Inc.*	970	4,559
Quaker Chemical Corp.	150	3,888
Myers Industries, Inc.	370	3,755
Zep, Inc.	250	3,755
Horsehead Holding Corp.*	500	3,710
Wausau Paper Corp.	569	3,636
Paramount Gold and Silver Corp.*	1,350	3,186
Hawkins, Inc.	96	3,057

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Materials - 1.9% (continued)
TPC Group, Inc. — Class A*	150	$3,012
American Vanguard Corp.	260	2,902
STR Holdings, Inc.*	349	2,830
Vista Gold Corp.*	820	2,739
Flotek Industries, Inc.*	580	2,709
Golden Minerals Co.*	320	2,381
Neenah Paper, Inc.	167	2,368
General Moly, Inc.*	780	2,262
Universal Stainless & Alloy*	86	2,186
FutureFuel Corp.	210	2,184
Noranda Aluminum Holding Corp.*	257	2,146
AM Castle & Co.*	190	2,079
Zoltek Companies, Inc.*	320	2,058
Midway Gold Corp.*	990	1,990
Olympic Steel, Inc.	110	1,863
Omnova Solutions, Inc.*	519	1,858
Senomyx, Inc.*	457	1,604
Landec Corp.*	300	1,596
Metals USA Holdings Corp.*	136	1,217
Spartech Corp.*	357	1,142
Revett Minerals, Inc.*	290	1,119
AEP Industries, Inc.*	50	1,110
United States Lime & Minerals, Inc.*	27	1,077
Headwaters, Inc.*	700	1,008
KMG Chemicals, Inc.	80	986
NL Industries, Inc.	76	952
Chase Corp.	70	752
Handy & Harman Ltd.*	70	706
US Energy Corp.*	280	647
Verso Paper Corp.*	173	289

Total Materials		502,003

Utilities - 1.7%
Nicor, Inc.	530	29,155
Piedmont Natural Gas Company, Inc.	830	23,979
Cleco Corp.	700	23,898
WGL Holdings, Inc.	590	23,051
IDACORP, Inc.	570	21,535
Portland General Electric Co.	870	20,610
New Jersey Resources Corp.	480	20,434
Southwest Gas Corp.	530	19,170
UIL Holdings Corp.	580	19,099
South Jersey Industries, Inc.	348	17,313
PNM Resources, Inc.	1,000	16,430
Avista Corp.	660	15,741
El Paso Electric Co.	490	15,724
Unisource Energy Corp.	420	15,158
Black Hills Corp.	450	13,788
Northwest Natural Gas Co.	310	13,671
Allete, Inc.	370	13,553
NorthWestern Corp.	418	13,351
Atlantic Power Corp.	790	11,210
MGE Energy, Inc.	270	10,981
Laclede Group, Inc.	260	10,075
CH Energy Group, Inc.	180	9,390
Empire District Electric Co.	484	9,380
California Water Service Group	478	8,465
Otter Tail Corp.	418	7,649
American States Water Co.	218	7,397
Central Vermont Public Service Corp.	150	5,281
Dynegy, Inc. — Class A*	1,190	4,903
Chesapeake Utilities Corp.	113	4,532
SJW Corp.	160	3,483
Ormat Technologies, Inc.	210	3,377
Unitil Corp.	126	3,236
Middlesex Water Co.	180	3,073
Connecticut Water Service, Inc.	99	2,477
York Water Co.	143	2,314
Pennichuck Corp.	50	1,399
Consolidated Water Company Ltd.	170	1,340
Artesian Resources Corp. — Class A	70	1,226
Cadiz, Inc.*	137	1,084

Total Utilities		447,932

Consumer Staples - 1.6%
Nu Skin Enterprises, Inc. — Class A	627	25,406
TreeHouse Foods, Inc.*	407	25,169
Ruddick Corp.	565	22,029
United Natural Foods, Inc.*	559	20,705
Diamond Foods, Inc.	250	19,947
Casey’s General Stores, Inc.	440	19,206
Darling International, Inc.	1,350	16,997
Lancaster Colony Corp.	214	13,056
Hain Celestial Group, Inc.*	410	12,525
Pricesmart, Inc.	200	12,464
Fresh Market, Inc.*	320	12,211
Sanderson Farms, Inc.	250	11,875
Snyders-Lance, Inc.	540	11,259
Fresh Del Monte Produce, Inc.	420	9,744
Universal Corp.	270	9,682
Vector Group Ltd.	557	9,561
B&G Foods, Inc. — Class A	550	9,174
Elizabeth Arden, Inc.*	280	7,963
J&J Snack Foods Corp.	160	7,688
WD-40 Co.	190	7,570
Andersons, Inc.	218	7,338
Rite Aid Corp.*	6,801	6,665
Boston Beer Company, Inc. — Class A*	90	6,543
Tootsie Roll Industries, Inc.	270	6,512
Central European Distribution Corp.*	840	5,888
Heckmann Corp.*	1,070	5,660
Prestige Brands Holdings, Inc.*	577	5,222
Cal-Maine Foods, Inc.	166	5,217
Weis Markets, Inc.	130	4,818
Spectrum Brands Holdings, Inc.*	190	4,488
Chiquita Brands International, Inc.*	520	4,337
Dole Food Company, Inc.*	410	4,100
Smart Balance, Inc.*	690	4,071
Spartan Stores, Inc.	260	4,025

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Shares	Value
COMMON STOCKS† - 42.7% (continued)
Consumer Staples - 1.6% (continued)
Central Garden and Pet Co. — Class A*	550	$3,894
Winn-Dixie Stores, Inc.*	640	3,789
Nash Finch Co.	140	3,770
Pantry, Inc.*	268	3,251
Inter Parfums, Inc.	190	2,936
Calavo Growers, Inc.	140	2,873
Star Scientific, Inc.*	1,233	2,848
Coca-Cola Bottling Company Consolidated	48	2,662
Medifast, Inc.*	160	2,584
Pilgrim’s Pride Corp.*	580	2,477
Alliance One International, Inc.*	1,000	2,440
USANA Health Sciences, Inc.*	80	2,200
Seneca Foods Corp. — Class A*	107	2,119
Ingles Markets, Inc. — Class A	146	2,079
Omega Protein Corp.*	220	1,998
National Beverage Corp.	129	1,956
Nature’s Sunshine Products, Inc.*	130	1,830
Susser Holdings Corp.*	90	1,794
Schiff Nutrition International, Inc.*	145	1,607
Village Super Market, Inc. — Class A	67	1,604
Revlon, Inc. — Class A*	120	1,478
Nutraceutical International Corp.*	108	1,380
Limoneira Co.	90	1,285
Oil-Dri Corporation of America	60	1,115
Synutra International, Inc.*	200	1,064
Primo Water Corp.*	170	959
Female Health Co.	217	885
Imperial Sugar Co.	136	876
Arden Group, Inc. — Class A	10	795
Griffin Land & Nurseries, Inc.	30	770
MGP Ingredients, Inc.	140	710
Alico, Inc.	36	707
Craft Brewers Alliance, Inc.*	120	673
Harbinger Group, Inc.*	108	548
Lifeway Foods, Inc.*	50	533
Farmer Brothers Co.	76	419

Total Consumer Staples		424,023

Telecommunication Services - 0.4%
AboveNet, Inc.	270	14,472
Global Crossing Ltd.*	350	8,369
PAETEC Holding Corp.*	1,450	7,670
Cogent Communications Group, Inc.*	530	7,128
Cincinnati Bell, Inc.*	2,290	7,076
NTELOS Holdings Corp.	350	6,206
Consolidated Communications Holdings, Inc.	298	5,379
Leap Wireless International, Inc.*	700	4,830
Vonage Holdings Corp.*	1,600	4,160
General Communication, Inc. — Class A*	480	3,936
Premiere Global Services, Inc.*	600	3,852
Atlantic Tele-Network, Inc.	109	3,584
Neutral Tandem, Inc.*	360	3,485
Alaska Communications Systems Group, Inc.	520	3,411
USA Mobility, Inc.	250	3,300
IDT Corp. — Class B	160	3,264
Iridium Communications, Inc.*	500	3,100
Shenandoah Telecommunications Co.	270	3,008
8x8, Inc.*	720	2,930
Cbeyond, Inc.*	325	2,294
SureWest Communications	160	1,675
HickoryTech Corp.	150	1,443
Towerstream Corp.*	490	1,254
inContact, Inc.*	350	1,208
Fairpoint Communications, Inc.*	250	1,075
Boingo Wireless, Inc.*	70	501
Globalstar, Inc.*	1,180	483
Total Telecommunication Services		109,093

Total Common Stocks (Cost $10,420,413)		11,116,497

WARRANTS†† - 0.0%
Magnum Hunter Resources Corp. $10.50, 12/31/11	47	—

Total Warrants (Cost $—)		—

	Face
	Amount	Value
CORPORATE BONDS†† - 0.0%
Financials - 0.0%
GAMCO Investors, Inc. 19.76% due 12/31/15	$200	136
Total Corporate Bonds (Cost $0)		136

REPURCHASE AGREEMENT††,1 - 80.1%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	20,858,345	20,858,345
Total Repurchase Agreement (Cost $20,858,345)		20,858,345

Total Investments - 122.8% (Cost $31,278,758)		$31,974,978

Liabilities, Less Cash & Other Assets - (22.8)%		(5,938,071)

Total Net Assets - 100.0%		$26,036,907

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $11,915,160)	186	$(853,596)

Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11 [2] (Notional Value $897,592)	1,393	(9,451)
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $2,311,542)	3,589	(66,761)
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11 [2] (Notional Value $7,298,354)	11,330	(198,397)
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $18,550,135)	28,797	(536,173)

(Total Notional Value $29,057,623)		$(810,782)

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

Inverse Russell 2000® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2011

	Face
	Amount	Value
REPURCHASE AGREEMENT††,1 - 43.8%
Mizuho Financial Group, Inc. issued 09/30/11 at 0.01% due 10/03/11	$30,358,975	$30,358,975
Total Repurchase Agreement (Cost $30,358,975)		30,358,975

Total Investments - 43.8% (Cost $30,358,975)		$30,358,975

Other Assets, Less Liabilities - 56.2%		38,916,867

Total Net Assets - 100.0%		$69,275,842

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2011 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $27,417,680)	428	$112,388

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $73,617,195)	114,284	1,204,770
Goldman Sachs International October 2011 Russell 2000 Index Swap, Terminating 10/27/11 [2] (Notional Value $36,139,433)	56,103	945,819
Barclays Bank plc October 2011 Russell 2000 Index Swap, Terminating 10/31/11 [2] (Notional Value $831,738)	1,291	24,065
Morgan Stanley Capital Services, Inc. October 2011 Russell 2000 Index Swap, Terminating 10/24/11 [2] (Notional Value $506,088)	786	5,552

(Total Notional Value $111,094,454)		$2,180,206

†	Value determined based on Level 1 inputs — See Note 2.

††	Value determined based on Level 2 inputs — See Note 2.

[1]	Repurchase Agreement — See Note 3.

[2]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a net asset value (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2011, afternoon NAV.
B. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are fair valued as determined in good faith by SGI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
E. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
F. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid. When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Funds invest in futures for index exposure and liquidity. The Funds may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specificprice. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which thetransaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the dailyfluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gainsor losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements inthe price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
H. The Funds entered into domestic equity index swap agreements for liquidity and to gain index exposure. These swap agreements are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
     There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless SGI believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2011:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
S&P 500 2x Strategy Fund	$52,998,277	$—	$10,032,012	$—	$—	$63,030,289
Inverse S&P 500 2x Strategy Fund	—	2,121,172	210,597,448	6,845,564	—	219,564,184
NASDAQ-100® 2x Strategy Fund	98,654,326	—	—	—	—	98,654,326
Inverse NASDAQ-100® 2x Strategy Fund	—	250,862	36,930,855	3,192,207	—	40,373,924
Dow 2x Strategy Fund	33,540,438	—	9,530,590	9,520	—	43,080,548
Inverse Dow 2x Strategy Fund	—	162,160	28,528,969	622,614	—	29,313,743
Russell 2000® 2x Strategy Fund	11,116,497	—	20,858,481	—	—	31,974,978
Inverse Russell 2000® 2x Strategy Fund	—	112,388	30,358,975	2,180,206	—	32,651,569

Liabilities
S&P 500 2x Strategy Fund	$—	$663,587	$—	$1,251,628	$—	$1,915,215
NASDAQ-100® 2x Strategy Fund	—	798,069	—	4,117,682	—	4,915,751
Dow 2x Strategy Fund	—	44,507	—	547,319	—	591,826
Inverse Dow 2x Strategy Fund	—	—	—	5,510	—	5,510
Russell 2000® 2x Strategy Fund	—	853,596	—	810,782	—	1,664,378

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
For the period ended September 30, 2011, there were no transfers between levels.
3. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
At September 30, 2011, the collateral for the repurchase agreements in the joint account was as follows:
Repurchase Agreements

Counterparty and Terms of
Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value

Mizuho Financial Group, Inc.			U.S. Treasury Notes
0.01%			0.63% - 2.38%
Due 10/03/11	$251,859,385	$251,859,455	01/31/13 - 02/29/16	$247,914,700	$256,896,674

	$251,859,385	$251,859,455		$247,914,700	$256,896,674

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Item 2. Controls and Procedures.
(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company ct (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard Goldman

Richard Goldman, President
Date November 22, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman

Richard Goldman, President
Date November 22, 2011

By (Signature and Title)*	/s/ Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer
Date November 22, 2011

*	Print the name and title of each signing officer under his or her signature.